UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                  FORM N-CSRS
                                    ________

             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-22431

                             RIVERPARK FUNDS TRUST
               (Exact name of registrant as specified in charter)
                                    ________


                        156 West 56th Street, 17th Floor
                               New York, NY 10019
              (Address of principal executive offices) (Zip code)

                                  Morty Schaja
                        156 West 56th Street, 17th Floor
                               New York, NY 10019
                    (Name and address of agent for service)

                                With copies to:
                                Thomas R. Westle
                                 Blank Rome LLP
                              405 Lexington Avenue
                               New York, NY 10174

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 212-484-2100

                  DATE OF FISCAL YEAR END: SEPTEMBER 30, 2015

                    DATE OF REPORTING PERIOD: MARCH 31, 2015

ITEM 1. REPORTS TO STOCKHOLDERS.


                  RIVERPARK
                  FUNDS

--------------------------------------------------------------------------------
                                 Semi-Annual Report
                                 March 31, 2015 (Unaudited)
--------------------------------------------------------------------------------

                  RiverPark Large Growth Fund
                  Retail Class and Institutional Class Shares

                  RiverPark/Wedgewood Fund
                  Retail Class and Institutional Class Shares

                  RiverPark Short Term High Yield Fund
                  Retail Class and Institutional Class Shares

                  RiverPark Long/Short Opportunity Fund
                  Retail Class and Institutional Class Shares

                  RiverPark/Gargoyle Hedged Value Fund
                  Retail Class and Institutional Class Shares

                  RiverPark Structural Alpha Fund
                  Retail Class and Institutional Class Shares

                  RiverPark Strategic Income Fund
                  Retail Class and Institutional Class Shares

                  RiverPark Focused Value Fund
                  Retail Class and Institutional Class Shares

Investment Adviser:
RiverPark Advisors, LLC

RIVERPARK
FUNDS

--------------------------------------------------------------------------------
                               TABLE OF CONTENTS
--------------------------------------------------------------------------------

Schedules of Investments
   RiverPark Large Growth Fund ............................................... 1
   RiverPark/Wedgewood Fund .................................................. 2
   RiverPark Short Term High Yield Fund ...................................... 3
   RiverPark Long/Short Opportunity Fund ..................................... 5
   RiverPark/Gargoyle Hedged Value Fund ...................................... 9
   RiverPark Structural Alpha Fund ...........................................11
   RiverPark Strategic Income Fund ...........................................12
   RiverPark Focused Value Fund ..............................................16
Statements of Assets and Liabilities .........................................18
Statements of Operations .....................................................20
Statements of Changes in Net Assets ..........................................22
Financial Highlights .........................................................26
Notes to Financial Statements ................................................30
Disclosure of Fund Expenses ..................................................47
Approval of the Investment Advisory and Investment Sub-Advisory Agreements ...49

The RiverPark Funds file their complete schedules of fund holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent period ended June 30 is available (i) without charge, upon request, by calling 888-564-4517; and (ii) on the Commission's website at http://www.sec.gov.

RIVERPARK                                            RiverPark Large Growth Fund
FUNDS                                                March 31, 2015 (Unaudited)
--------------------------------------------------------------------------------

SECTOR WEIGHTING+

30.2% Information Technology
26.7% Financials
20.6% Consumer Discretionary
9.6%  Energy
4.6%  Health Care
4.5%  Materials
1.5%  Telecommunication Services
1.5%  Time Deposit
0.8%  Industrials

+ Percentages are based on total investments.

--------------------------------------------------------------------------------
Description                                           Shares         Value (000)
--------------------------------------------------------------------------------

Schedule of Investments
Common Stock -- 97.8%**
  Consumer Discretionary -- 20.5%
     Discovery Communications, Cl C*                  38,390         $ 1,132
     Dollar Tree*                                     26,112           2,119
     Dollarama^                                       23,822           1,331
     Las Vegas Sands                                  44,110           2,428
     Melco Crown Entertainment ADR                    42,422             910
     Priceline Group*                                  2,018           2,349
     Starbucks                                        19,651           1,861
     Walt Disney                                      17,555           1,841
     Wynn Resorts                                      6,662             839
                                                                      ------
                                                                      14,810
                                                                      ------
  Energy -- 9.5%
     Cabot Oil & Gas, Cl A                            36,810           1,087
     EOG Resources                                    15,056           1,380
     Schlumberger                                     23,062           1,924
     Southwestern Energy*                            106,189           2,463
                                                                      ------
                                                                       6,854
                                                                      ------
  Financials -- 26.5%

     Affiliated Managers Group*                        8,451           1,815
     American Express                                 14,068           1,099
     American Tower REIT, Cl A                        22,721           2,139
     Charles Schwab                                   70,464           2,145
     CME Group, Cl A                                  20,467           1,938
     Intercontinental Exchange                         3,132             731
     Realogy Holdings*                                78,514           3,571
     TD Ameritrade Holding                            53,239           1,984
     The Blackstone Group LP (a)                      96,357           3,747
                                                                      ------
                                                                      19,169
                                                                      ------
  Health Care -- 4.6%
     Intuitive Surgical*                               2,034           1,027
     Perrigo                                          13,643           2,259
                                                                      ------
                                                                       3,286
                                                                      ------
  Industrials -- 0.8%
     Precision Castparts                               2,816             591
                                                                      ------

--------------------------------------------------------------------------------
Description                                        Shares/Face
                                                   Amount (000)      Value (000)
--------------------------------------------------------------------------------

  Information Technology -- 30.0%
     Alliance Data Systems*                            6,211          $1,840
     Apple                                            22,930           2,853
     eBay*                                            15,504             894
     Equinix REIT                                     12,265           2,856
     Facebook, Cl A*                                  26,166           2,151
     Google, Cl A*                                     3,408           1,891
     Google, Cl C*                                     3,433           1,881
     Mastercard, Cl A                                 26,142           2,259
     QUALCOMM                                         20,865           1,447
     Trimble Navigation*                              55,482           1,398
     Visa, Cl A                                       33,372           2,183
                                                                      ------
                                                                      21,653
                                                                      ------
 Materials -- 4.4%
   Ecolab                                              5,560             636
   Monsanto                                           18,053           2,032
   Praxair                                             4,388             530
                                                                      ------
                                                                       3,198
                                                                      ------
 Telecommunication Services -- 1.5%
   SBA Communications, Cl A*                           8,974           1,051
                                                                      ------

 Total Common Stock
 (Cost $60,468) (000)                                                 70,612
                                                                      ------

  Time Deposit -- 1.5%
   Brown Brothers Harriman,
     0.030%, 04/01/15
     (Cost $1,109) (000)                           $   1,109           1,109
                                                                      ------

 Total Investments -- 99.3%
 (Cost $61,577) (000)                                                $71,721
                                                                     =======

As of March 31, 2015, all of the Fund's investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under GAAP.

For the period ended March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

     Percentages are based on Net Assets of $72,221 (000)
*    Non-income producing security.
** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
^    Traded in Canadian Dollar.
(a) Security is considered Master Limited Partnership. At March 31, 2015, these securities amounted to $3,747 (000) or 5.2% of Net Assets.

ADR -- American Depositary Receipt

Cl -- Class

LP -- Limited Partnership

REIT -- Real Estate Investment Trust


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       1

RIVERPARK                                             RiverPark/Wedgewood Fund
FUNDS                                                 March 31, 2015 (Unaudited)
--------------------------------------------------------------------------------

Sector Weighting+

30.0% Information Technology
13.0% Financials
12.9% Health Care
12.4% Energy
12.1% Consumer Discretionary
9.5%  Industrials
7.1%  Time Deposit
3.0%  Consumer Staples

+ Percentages are based on total investments.

--------------------------------------------------------------------------------
Description                                           Shares         Value (000)
--------------------------------------------------------------------------------

Schedule of Investments
Common Stock -- 92.3%**
  Consumer Discretionary -- 12.0%
     Coach                                         2,828,000      $  117,164
     LKQ*                                          2,283,000          58,354
     Priceline Group*                                 61,000          71,013
                                                                  ----------
                                                                     246,531
                                                                  ----------
  Consumer Staples -- 3.0%
     Mead Johnson Nutrition, Cl A                    615,000          61,826
                                                                  ----------
  Energy -- 12.4%
     Core Laboratories                               718,500          75,076
     National Oilwell Varco                        1,756,000          87,783
     Schlumberger                                  1,098,000          91,617
                                                                  ----------
                                                                     254,476
                                                                  ----------
  Financials -- 12.9%
     Berkshire Hathaway, Cl B*                     1,036,000         149,515
     M&T Bank                                        919,000         116,713
                                                                  ----------
                                                                     266,228
                                                                  ----------
  Health Care -- 12.8%
     Express Scripts Holding*                      1,747,000         151,587
     Perrigo                                         372,000          61,585
     Varian Medical Systems*                         526,000          49,491
                                                                  ----------
                                                                     262,663
                                                                  ----------
  Industrials -- 9.5%
     Cummins                                         433,000          60,031
     NOW*                                            135,750           2,938
     Stericycle*                                     366,000          51,397
     Verisk Analytics, Cl A*                       1,125,000          80,325
                                                                  ----------
                                                                     194,691
                                                                  ----------
  Information Technology -- 29.7%
     Apple                                         1,079,000         134,260
     Cognizant Technology
      Solutions, Cl A*                             1,957,000         122,097
     EMC                                           1,983,000          50,686
     Google, Cl A*                                    54,000          29,954
     Google, Cl C*                                    54,000          29,592
     QUALCOMM                                      2,457,000         170,368

--------------------------------------------------------------------------------
                                                 Shares/Face
Description                                     Amount (000)         Value (000)
--------------------------------------------------------------------------------

     Visa, Cl A                                    1,148,000      $   75,091
                                                                  ----------
                                                                     612,048
                                                                  ----------
Total Common Stock
  (Cost $1,572,128) (000)                                          1,898,463
                                                                  ----------

Time Deposit -- 7.0%

     Brown Brothers Harriman,
     0.030%, 04/01/15
     (Cost $144,755) (000)                          $144,755         144,755
                                                                  ----------

Total Investments -- 99.3%
     (Cost $1,716,883)(000)                                       $2,043,218
                                                                  ==========

As of March 31, 2015, all of the Fund's investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under GAAP.

For the period ended March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

     Percentages are based on Net Assets of $2,057,764 (000).
*    Non-income producing security.
** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl -- Class

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       2

RIVERPARK                                   RiverPark Short Term High Yield Fund
FUNDS                                       March 31, 2015 (Unaudited)
--------------------------------------------------------------------------------

Sector Weighting+

80.2% Corporate Obligations
13.1% Bank Loan Obligations
6.6% Time Deposit
0.1% Preferred Stock

+ Percentages are based on total investments.

--------------------------------------------------------------------------------
                                                 Face Amount
Description                                        (000)             Value (000)
--------------------------------------------------------------------------------

Schedule of Investments
Corporate Obligations -- 84.4%
  Consumer Discretionary -- 10.3%
     American Achievement
        10.875%, 04/15/16 (a)                      $  14,365      $   14,114
     Brightstar
        9.500%, 12/01/16 (a)                          32,961          34,609
     CCO Holdings
        7.250%, 10/30/17                              15,003          15,659
     International Game Technology
        5.500%, 06/15/20                               7,935           8,093
        5.350%, 10/15/23                               4,090           4,156
     Schaeffler Finance BV
        7.750%, 02/15/17 (a)                           6,089           6,835
     TRW Automotive
        4.500%, 03/01/21 (a)                           5,570           5,626
        4.450%, 12/01/23 (a)                           3,720           3,757
                                                                  ----------
                                                                      92,849
                                                                  ----------
  Consumer Staples -- 5.2%
     Central Garden and Pet
        8.250%, 03/01/18                               8,386           8,622
     Pesquera Inca SAC
        9.000%, 02/10/17 (a)                           3,750           3,759
     US Foods
        8.500%, 06/30/19                              32,554          34,263
                                                                  ----------
                                                                      46,644
                                                                  ----------
  Energy -- 6.4%
     Crestwood Midstream Partners
        7.750%, 04/01/19 (b)                             810             842
     Drill Rigs Holdings
        6.500%, 10/01/17 (a)                           1,205             970
     Laredo Petroleum
        9.500%, 02/15/19                              25,690          26,910
     Newfield Exploration
        6.875%, 02/01/20                              16,542          17,128
     Sabine Pass LNG
        7.500%, 11/30/16                              11,355          12,122
                                                                  ----------
                                                                      57,972
                                                                  ----------
  Financials -- 4.2%
     KCG Holdings
        8.250%, 06/15/18 (a)                          35,277          37,305
                                                                  ----------

--------------------------------------------------------------------------------
                                                 Face Amount
Description                                         (000)            Value (000)
--------------------------------------------------------------------------------

  Health Care -- 4.3%
     Biomet
        6.500%, 08/01/20                           $  29,895      $   31,764
     ExamWorks Group
        9.000%, 07/15/19                               4,674           4,966
     HealthSouth
        8.125%, 02/15/20                               1,650           1,726
                                                                  ----------
                                                                      38,456
                                                                  ----------
  Industrials -- 20.3%
     AAR
        7.250%, 01/15/22                              14,710          16,697
     Avis Budget Car Rental
        9.750%, 03/15/20                               8,283           9,065
     Bombardier
        4.250%, 01/15/16 (a)                          41,975          43,056
     Dispensing Dynamics International
        12.500%, 01/01/18 (a)                          2,755           2,900
     Hyva Global BV
        8.625%, 03/24/16 (a)                          11,884          11,022
     Masonite International
        8.250%, 04/15/21 (a)                             250             268
     United Continental Holdings
        6.000%, 07/15/26                               7,985           7,993
     United Rentals North America
        8.375%, 09/15/20                              20,335          21,871
        5.750%, 07/15/18                              33,633          35,071
     VWR Funding
        7.250%, 09/15/17                              33,329          34,912
                                                                  ----------
                                                                     182,855
                                                                  ----------
  Information Technology -- 6.5%
     Amkor Technology
        7.375%, 05/01/18                              10,000          10,225
     CDW
        8.500%, 04/01/19                              13,386          13,955
     Infor US
        9.375%, 04/01/19                              32,055          34,413
                                                                  ----------
                                                                      58,593
                                                                  ----------
  Materials -- 12.6%
     American Piping Products
        12.875%, 11/15/17 (a)                         13,395          13,596
     APERAM
        7.750%, 04/01/18 (a)                          34,630          35,972
     Beverage Packaging Holdings
      Luxembourg II
        5.625%, 12/15/16 (a)                          19,480          19,602
     Headwaters
        7.625%, 04/01/19                              16,463          17,191
     Hexion US Finance
        8.875%, 02/01/18                                 947             838
     Optima Specialty Steel
        12.500%, 12/15/16 (a)                         25,315          25,916
                                                                  ----------
                                                                     113,115
                                                                  ----------


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       3

RIVERPARK                                   RiverPark Short Term High Yield Fund
FUNDS                                       March 31, 2015 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Description                                      Face Amount
                                                 (000)/Shares        Value (000)
--------------------------------------------------------------------------------

Telecommunication Services -- 14.6%
  eAccess
     8.250%, 04/01/18                               $ 26,679      $   27,780
  Goodman Networks
     12.125%, 07/01/18                                19,000          17,860
  Level 3 Financing
     9.375%, 04/01/19                                 24,813          25,976
  Telesat Canada
     6.000%, 05/15/17 (a)                             36,143          36,857
  Zayo Group
     8.125%, 01/01/20                                 21,366          22,608
                                                                  ----------
                                                                     131,081
                                                                  ----------
Total Corporate Obligations
  (Cost $764,841) (000)                                              758,870
                                                                  ----------

Preferred Stock -- 0.1%

     WP GLIMCHER
        8.125%, 04/15/15++                                20             494
                                                                  ----------
Total Preferred Stock
  (Cost $503) (000)                                                      494
                                                                  ----------

Bank Loan Obligations -- 13.7%
     Alvogenn Lux Holdings
        12.500%, 06/13/15                             14,100          14,100
     Armored Autogroup
        6.000%, 11/05/16                              10,167          10,179
     Blue Coat Systems
        4.000%, 05/31/19                              10,000           9,992
     Energy Future Holdings
        4.250%, 06/19/16                              43,100          43,235
     Lee Enterprises
        7.250%, 03/31/19                              15,683          15,782
     Radio One
        7.500%, 03/31/16                              29,948          30,135
                                                                  ----------
Total Bank Loan Obligations
  (Cost $123,568) (000)                                              123,423
                                                                  ----------
Time Deposit -- 7.0%
     Brown Brothers Harriman,
      0.030%, 04/01/15                                62,876          62,876
                                                                  ----------
Total Time Deposit
  (Cost $62,876) (000)                                                62,876
                                                                  ----------
Total Investments -- 105.2%
  (Cost $951,788) (000)                                           $  945,663
                                                                  ==========

The following is a list of the inputs used as of March 31, 2015 in valuing the Fund's investments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities          Level 1      Level 2      Level 3      Total
--------------------------------------------------------------------------------
Corporate Obligations             $     --    $ 758,870      $    --   $ 758,870
Preferred Stock                        494           --           --         494
Bank Loan Obligations                   --      123,423           --     123,423
Time Deposit                      $ 62,876           --           --   $  62,876
                                  --------    ---------      -------   ---------
Total Investments in Securities   $ 63,370    $ 882,293      $    --   $ 945,663
                                  ========    =========      =======   =========

For the period ended March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

     Percentages are based on Net Assets of $899,171 (000).
(a) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(b) Security considered Master Limited Partnership. At March 31, 2015 these securities amounted to $842 (000) or 0.1% of Net Assets.
++   Real Estate Investment Trust

Amounts designated as "--" are $0 or rounded to $0.


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       4

RIVERPARK                                  RiverPark Long/Short Opportunity Fund
FUNDS                                      March 31, 2015 (Unaudited)
--------------------------------------------------------------------------------

Sector Weighting+

28.7% Information Technology
27.4% Financials
20.2% Consumer Discretionary
9.2% Energy
5.3% Time Deposit
4.8% Health Care
3.0% Materials
1.4% Telecommunication Services

+ Percentages are based on total investments long, excluding securities sold short.

--------------------------------------------------------------------------------
Description                                           Shares         Value (000)
--------------------------------------------------------------------------------
Schedule of Investments
Common Stock -- 98.4%**
  Consumer Discretionary -- 21.0%
     Discovery Communications, Cl C* (c)              56,130      $    1,654
     Dollar Tree* (b) (c)                             17,641           1,432
     Dollarama^                                       63,540           3,552
     Imax* (c)                                        70,262           2,369
     Las Vegas Sands (b) (c)                          67,805           3,732
     Melco Crown Entertainment ADR                    69,144           1,484
     Priceline Group* (b) (c)                          3,045           3,545
     Rentrak* (c)                                     20,234           1,124
     Starbucks (c)                                    32,693           3,096
     Walt Disney (b) (c)                               4,672             490
     Wynn Resorts (b) (c)                              8,035           1,011
                                                                  ----------
                                                                      23,489
                                                                  ----------
  Energy -- 9.6%
     Cabot Oil & Gas (b) (c)                          48,132           1,421
     EOG Resources                                    25,973           2,382
     Helmerich & Payne                                16,313           1,111
     Schlumberger (b) (c)                             27,234           2,272
     Southwestern Energy* (b) (c)                    152,818           3,544
                                                                  ----------
                                                                      10,730
                                                                  ----------
  Financials -- 28.5%
     Affiliated Managers Group*                       13,848           2,974
     American Express (c)                             23,985           1,874
     American Tower REIT, Cl A (b) (c)                28,548           2,688
     Charles Schwab (c)                              120,633           3,672
     CME Group, Cl A (b) (c)                          25,718           2,436
     Intercontinental Exchange                         5,686           1,326
     Realogy Holdings* (c)                           117,375           5,338
     TD Ameritrade Holding (c)                        99,475           3,707
     The Blackstone Group LP (a) (c)                 201,211           7,825
                                                                  ----------
                                                                      31,840
                                                                  ----------
  Health Care -- 5.0%
     Intuitive Surgical* (c)                           3,429           1,732
     Perrigo                                          23,314           3,859
                                                                  ----------
                                                                       5,591
                                                                  ----------

--------------------------------------------------------------------------------
                                                 Shares/Face
Description                                      Amount (000)        Value (000)
--------------------------------------------------------------------------------
  Information Technology -- 29.8%
     Alliance Data Systems* (b) (c)                    7,475      $    2,214
     Apple (b) (c)                                    28,469           3,542
     eBay* (b)                                         6,957             401
     Equinix (c)                                      17,914           4,171
     Facebook, Cl A*                                  40,389           3,321
     Google, Cl A* (b) (c)                             5,621           3,118
     Google, Cl C* (b) (c)                             5,600           3,069
     Mastercard, Cl A (b) (c)                         29,973           2,589
     QUALCOMM (b) (c)                                 30,352           2,105
     Trimble Navigation* (c)                          89,026           2,244
     Visa, Cl A (b) (c)                               51,164           3,347
     WebMD Health, Cl A*                              72,071           3,158
                                                                  ----------
                                                                      33,279
                                                                  ----------
  Materials -- 3.1%
     Monsanto (c)                                     30,921           3,480
                                                                  ----------
  Telecommunication Services -- 1.4%
     SBA Communications, Cl A* (b) (c)                13,584           1,590
                                                                  ----------
Total Common Stock
  (Cost $90,079) (000)                                               109,999
                                                                  ----------
Time Deposit -- 5.5%
     Brown Brothers Harriman,
      0.030%, 04/01/15                             $   6,119           6,119
                                                                  ----------
Total Time Deposit
  (Cost $6,119) (000)                                                  6,119
                                                                  ----------
Total Investments -- 103.9%
  (Cost $96,198) (000)                                            $  116,118
                                                                  ==========
Schedule of Securities Sold Short
Common Stock -- (46.3)%
  Consumer Discretionary -- (18.9)%
     Abercrombie & Fitch, Cl A                       (24,417)     $     (538)
     Amazon.com*                                      (1,054)           (392)
     Apollo Education Group, Cl A*                   (22,316)           (422)
     Best Buy                                        (36,416)         (1,376)
     CBS, Cl B                                       (12,461)           (756)
     Crocs*                                          (53,705)           (634)
     DeVry Education Group                           (13,761)           (459)
     Dick's Sporting Goods                           (14,162)           (807)
     GameStop, Cl A                                  (18,204)           (691)
     Gannett                                         (21,168)           (785)
     Gap                                             (16,951)           (735)
     Guess?                                          (41,709)           (775)
     Hibbett Sports*                                 (15,177)           (745)
     Kohl's                                          (15,602)         (1,221)
     Live Nation Entertainment*                      (25,180)           (635)


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       5

RIVERPARK                                  RiverPark Long/Short Opportunity Fund
FUNDS                                      March 31, 2015 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Description                                           Shares         Value (000)
--------------------------------------------------------------------------------

     Netflix*                                         (1,264)     $     (527)
     Noodles, Cl A*                                  (29,449)           (514)
     Omnicom Group                                    (8,661)           (675)
     Potbelly*                                       (45,365)           (621)
     Publicis Groupe                                  (9,195)           (710)
     Scripps Networks Interactive, Cl A              (11,433)           (784)
     Six Flags Entertainment                         (16,348)           (791)
     Sony ADR                                        (31,374)           (840)
     Staples                                         (46,717)           (761)
     Starz - Liberty Capital*                        (23,054)           (793)
     Strayer Education*                               (8,676)           (464)
     Thomson Reuters                                 (17,521)           (711)
     Viacom, Cl B                                    (15,801)         (1,079)
     WPP                                             (32,486)           (738)
     zulily, Cl A*                                    (9,760)           (127)
                                                                   ---------
                                                                     (21,106)
                                                                   ---------
  Consumer Staples -- (1.6)%

     Coca-Cola                                       (27,589)         (1,119)
     Kroger                                           (8,339)           (639)
                                                                  ----------
                                                                      (1,758)
                                                                  ----------
  Financials -- (1.2)%

     Green Dot, Cl A*                                (49,047)           (781)
     Iron Mountain REIT                              (14,540)           (531)
                                                                  ----------
                                                                      (1,312)
                                                                  ----------
  Health Care -- (0.7)%
     Cerner*                                         (10,373)           (760)
                                                                  ----------

  Industrials -- (3.3)%
     Generac Holdings*                               (13,108)           (638)
     Hertz Global Holdings*                          (24,111)           (523)
     Nielsen                                         (25,063)         (1,117)
     Pitney Bowes                                    (33,037)           (770)
     Tyco International                              (15,687)           (676)
                                                                  ----------
                                                                      (3,724)
                                                                  ----------
  Information Technology -- (16.6)%
     Activision Blizzard                             (33,334)           (758)
     Akamai Technologies*                            (10,333)           (734)
     Alibaba Group Holding ADR*                       (6,784)           (565)
     Cimpress*                                       (13,352)         (1,127)
     Corning                                         (32,665)           (741)
     Flextronics International*                      (60,200)           (763)
     Hewlett-Packard                                 (39,487)         (1,230)
     Infosys ADR                                     (19,150)           (672)
     Intel                                           (19,217)           (601)
     International Business Machines                  (4,120)           (661)
     j2 Global                                       (14,528)           (954)
     Lexmark International, Cl A                     (25,814)         (1,093)
     Linear Technology                               (15,236)           (713)
     NetSuite*                                        (3,064)           (284)
     NVIDIA                                          (33,070)           (692)


--------------------------------------------------------------------------------
                                                    Shares/
Description                                        Contracts         Value (000)
--------------------------------------------------------------------------------

     Oracle                                          (16,166)     $     (698)
     Rackspace Hosting*                              (15,062)           (777)
     salesforce.com inc*                             (16,589)         (1,108)
     SAP ADR                                          (9,480)           (684)
     ServiceNow*                                      (5,132)           (404)
     Splunk*                                          (5,056)           (299)
     Teradata*                                       (14,912)           (658)
     Western Union                                   (56,132)         (1,168)
     Zillow Group, Cl A*                             (11,106)         (1,114)
                                                                  -----------
                                                                     (18,498)
                                                                  -----------
  Materials -- (0.5)%
     Glencore++                                     (133,403)           (566)
                                                                  -----------

  Telecommunication Services -- (3.5)%

     AT&T                                            (38,165)         (1,246)
     CenturyLink                                     (24,203)           (836)
     Cogent Communications Holdings                  (18,976)           (671)
     Verizon Communications                          (24,364)         (1,184)
                                                                  -----------
                                                                      (3,937)
                                                                  -----------
  Total Common Stock
  (Proceeds $49,749) (000)                                           (51,661)
                                                                  -----------

  Total Securities Sold Short
  (Proceeds $49,749) (000)                                        $  (51,661)
                                                                  ===========


Schedule of Open Options Purchased
Purchased Options -- 0.4%*#
     Akami Technologies, Put Option
         Expires 01/15/16, Strike Price $55               53      $       10
     Apollo Group, Put Option
         Expires 01/15/16, Strike Price $27              104              89
     Electronic Arts, Put Option
         Expires 01/15/16, Strike Price $40               85               6
     Las Vegas Sands, Call Option
         Expires 01/15/16, Strike Price $78              406              15
     S&P 500 Index, Put Option
         Expires 06/19/15, Strike Price $1,925           123             295
     Wynn Resorts, Call Option
         Expires 01/15/16, Strike Price $219             138               3
                                                                  -----------
Total Purchased Options
(Cost $1,331) (000)                                               $      418
                                                                  ===========

Schedule of Open Options Written
Written Options -- (1.0)%*#
     Akami Technologies, Call Option
         Expires 01/15/16, Strike Price $75              (53)     $      (31)
     Apollo Group, Call Option
         Expires 01/15/16, Strike Price $40             (104)             (1)
     Electronic Arts, Call Option
         Expires 01/15/16, Strike Price $55              (85)            (72)
     Las Vegas Sands, Put Option
         Expires 01/15/16, Strike Price $50             (203)            (83)



    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       6

RIVERPARK                                  RiverPark Long/Short Opportunity Fund
FUNDS                                      March 31, 2015 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Description                                        Contracts         Value (000)
--------------------------------------------------------------------------------
     Melco Crown Entertainment,
      Put Option
       Expires 01/15/16, Strike Price $22.66            (238)     $      (87)
     S&P 500 Index, Call Option
       Expires 06/19/15, Strike Price $2,000             (41)           (404)
     S&P 500 Index, Put Option
       Expires 06/19/15, Strike Price $1,825            (123)           (152)
     Wynn Resorts, Put Option
       Expires 01/15/16, Strike Price $149               (69)           (222)
                                                                  -----------
Total Written Options
(Premiums Received $1,328) (000)                                  $   (1,052)
                                                                  ===========

#   See Note 2 in Notes to Financial Statements for additional information.

The following is a list of the inputs used as of March 31, 2015 in valuing the Fund's investments, securities sold short, and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities          Level 1          Level 2       Level 3      Total
----------------------------------------------------------------------------------------
  Common Stock                    $ 109,999      $       --     $      --   $  109,999
  Time Deposit                        6,119              --            --        6,119
                                  ---------      ----------     ---------   ----------
Total Investments in Securities   $ 116,118      $       --     $      --   $  116,118
                                  =========      ==========     =========   ==========

Securities Sold Short              Level 1          Level 2       Level 3      Total
----------------------------------------------------------------------------------------
  Common Stock                    $ (51,661)     $       --     $      --   $  (51,661)
                                  ----------     ----------     ---------   -----------
Total Securities Sold Short       $ (51,661)     $       --     $      --   $  (51,661)
                                  ==========     ==========     =========   ===========

Other Financial Instruments        Level 1          Level 2       Level 3      Total
----------------------------------------------------------------------------------------
  Purchased Options               $     418      $       --     $       --  $      418
  Written Options                    (1,052)             --             --      (1,052)
  Total Return Swaps^                    --              --             --          --
                                  ----------     ----------     ----------  -----------
Total Other Financial Instruments $    (634)     $       --     $       --  $     (634)
                                  ==========     ==========     ==========  ===========

^ As of March 31, 2015, the swaps are considered Level 2. See Note 2 in Notes to Financial Statements for additional information.

For the period ended March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       7

RIVERPARK                                  RiverPark Long/Short Opportunity Fund
FUNDS                                      March 31, 2015 (Unaudited)
--------------------------------------------------------------------------------

A list of open swap agreements held by the Fund at March 31, 2015 was as follows:

------------------------------------------------------------------------------------------------------------------------------------
                                                                Total Return Swaps
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     Net Unrealized
                                                                                                          Notional    Appreciation
                                                                                   Termination              Amount   (Depreciation)
Counterparty   Reference Entity/Obligation  Fund Pays                Fund Receives   Date       Contracts  (000)        (000)
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs
International  Alliance Data Systems        Fed Funds 1-Day - 0.45%  Total Return  09/11/15        2,156   $  639      $   --
Goldman Sachs
International  American Tower REIT          Fed Funds 1-Day - 0.45%  Total Return  10/14/14        5,354      504          --
Goldman Sachs
International  Apple                        Fed Funds 1-Day - 0.45%  Total Return  07/03/15        4,501      560          --
Goldman Sachs
International  Cabot Oil & Gas              Fed Funds 1-Day - 0.45%  Total Return  10/14/15        8,601      254          --
Goldman Sachs
International  CME Group                    Fed Funds 1-Day - 0.45%  Total Return  10/14/15        7,191      681          --
Goldman Sachs
 International Dollar Tree                  Fed Funds 1-Day - 0.45%  Total Return  09/16/15       22,229    1,804          --
Goldman Sachs
 International eBay                         Fed Funds 1-Day - 0.45%  Total Return  06/12/15       17,779    1,025          --
Goldman Sachs
International  Google                       Fed Funds 1-Day - 0.45%  Total Return  09/04/15         809       446          --
Goldman Sachs
International  Las Vegas Sands              Fed Funds 1-Day - 0.45%  Total Return  09/10/15        4,345      239          --
Goldman Sachs
International  Mastercard                   Fed Funds 1-Day - 0.45%  Total Return  09/03/15       19,358    1,672          --
Goldman Sachs
International  Priceline Group              Fed Funds 1-Day - 0.45%  Total Return  06/04/15          66        77          --
Goldman Sachs
International  QUALCOMM                     Fed Funds 1-Day - 0.45%  Total Return  11/16/15        2,775      192          --
Goldman Sachs
International  SBA Communications           Fed Funds 1-Day - 0.45%  Total Return  10/14/15         842        99          --
Goldman Sachs
International  Schlumberger                 Fed Funds 1-Day - 0.45%  Total Return  09/03/15       11,277      941          --
Goldman Sachs
International  Southwestern Energy          Fed Funds 1-Day - 0.45%  Total Return  06/12/15       54,587    1,265          --
Goldman Sachs
International  Visa                         Fed Funds 1-Day - 0.45%  Total Return  06/04/15        5,544      363          --
Goldman Sachs
International  Walt Disney                  Fed Funds 1-Day - 0.45%  Total Return  07/03/15       22,528    2,363          --
Goldman Sachs
International  Wynn Resorts                 Fed Funds 1-Day - 0.45%  Total Return  09/04/15        2,556      322          --
                                                                                                                        --------
                                                                                                                        $  --

                                                                                                                        ========


     Percentages are based on Net Assets of $111,899 (000).
*    Non-income producing security.
** More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.
^    Traded in Canadian Dollar.
++   Traded in British Pounds.
(a) Security considered Master Limited Partnership. At March 31, 2015, these securities amounted to $7,825 (000) or 7.0% of Net Assets.
(b)  Underlying security for a total return swap.
(c) Some or all is pledged as collateral for securities sold short and open options written in the total amount of $51,138 (000) (see Note 2 in Notes to Financial Statements).

ADR -- American Depositary Receipt
Cl -- Class
LP -- Limited Partnership
REIT -- Real Estate Investment Trust
S&P -- Standard & Poor's

Amounts designated as "--" are $0 or rounded to $0.

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       8

RIVERPARK                                   RiverPark/Gargoyle Hedged Value Fund
FUNDS                                       March 31, 2015 (Unaudited)
--------------------------------------------------------------------------------

Sector Weighting+

20.2% Information Technology
15.8% Financials
13.8% Consumer Discretionary
11.8% Industrials
11.5% Energy
9.6% Health Care
6.3% Materials
4.5% Consumer Staples
3.3% Utilities
3.2% Telecommunication Services

+ Percentages are based on total investments.

--------------------------------------------------------------------------------
Description                                           Shares         Value (000)
--------------------------------------------------------------------------------

Schedule of Investments
Common Stock -- 101.1%**
  Consumer Discretionary -- 14.0%
     Best Buy (a)                                     21,948      $      829
     Cablevision Systems, Cl A (a)                    48,400             886
     Ford Motor (a)                                   57,380             926
     General Motors (a)                               20,100             754
     International Game Technology (a)                52,603             916
     Las Vegas Sands (a)                              12,470             686
     Lions Gate Entertainment (a)                     28,181             956
     Staples (a)                                      64,895           1,057
     Time Warner (a)                                  11,230             948
     Tribune Media*                                   14,710             895
     Viacom, Cl B                                      6,400             437
     Wolverine World Wide                             23,900             799
                                                                  ----------
                                                                      10,089
                                                                  ----------
  Consumer Staples -- 4.5%
     Avon Products (a)                                81,716             653
     Herbalife (a)                                    21,100             902
     Molson Coors Brewing, Cl B (a)                  12,315              917
     Pilgrim's Pride (a)                              35,380             799
                                                                  ----------
                                                                       3,271
                                                                  ----------
  Energy -- 11.7%
     Apache (a)                                        5,970             360
     Chesapeake Energy (a)                            17,240             244
     ConocoPhillips (a)                                9,370             583
     Devon Energy                                     17,400           1,049
     Hess (a)                                         12,800             869
     Kosmos Energy*                                   19,200             152
     Newfield Exploration* (a)                        11,400             400
     Oasis Petroleum* (a)                             16,200             230
     Oil States International* (a)                    14,365             571
     Peabody Energy                                   27,600             136
     SandRidge Energy* (a)                            74,758             133


--------------------------------------------------------------------------------
Description                                           Shares         Value (000)
--------------------------------------------------------------------------------

     Superior Energy Services (a)                     22,943      $      513
     Tesoro (a)                                        9,952             909
     Valero Energy (a)                                17,470           1,112
     Western Refining (a)                             23,530           1,162
                                                                  ----------
                                                                       8,423
                                                                  ----------
  Financials -- 16.0%
     American International Group (a)                 17,310             948
     Bank of New York Mellon (a)                       9,318             375
     CIT Group                                        11,240             507
     Erie Indemnity, Cl A (a)                         11,731           1,024
     FNF Group (a)                                    33,300           1,224
     Genworth Financial, Cl A* (a)                    36,050             264
     Intercontinental Exchange (a)                     4,490           1,047
     Jones Lang LaSalle (a)                            5,730             976
     Leucadia National (a)                            32,228             718
     MGIC Investment*                                 90,582             872
     NASDAQ OMX Group (a)                              6,704             342
     Navient (a)                                      50,200           1,021
     Ocwen Financial* (a)                             28,940             239
     PartnerRe (a)                                     8,310             950
     Radian Group (a)                                 62,400           1,048
                                                                  ----------
                                                                      11,555
                                                                  ----------
  Health Care -- 9.7%
     Alere* (a)                                       16,776             820
     Allscripts Healthcare Solutions* (a)             19,310             231
     Edwards Lifesciences* (a)                         8,800           1,254
     Gilead Sciences*                                  9,500             933
     Mylan* (a)                                        5,000             297
     Myriad Genetics* (a)                             21,587             764
     Perrigo (a)                                       6,320           1,046
     United Therapeutics* (a)                          9,831           1,695
                                                                  ----------
                                                                       7,040
                                                                  ----------
  Industrials -- 11.9%
     Delta Air Lines (a)                              18,807             846
     Huntington Ingalls Industries (a)                 9,900           1,387
     Joy Global (a)                                   13,850             543
     Macquarie Infrastructure                         11,200             922
     Manpowergroup (a)                                11,950           1,029
     Owens Corning (a)                                30,100           1,306
     Pentair (a)                                      13,270             835
     SPX (a)                                          10,130             860
     Terex (a)                                        34,200             909
                                                                  ----------
                                                                       8,637
                                                                  ----------
  Information Technology -- 20.4%
     AOL* (a)                                          9,696             384
     ARRIS Group* (a)                                 33,800             977
     Brocade Communications Systems (a)               28,180             334
     Computer Sciences (a)                             8,071             527
     First Solar* (a)                                 14,773             883
     Flextronics International* (a)                   94,031           1,192


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       9

RIVERPARK                                   RiverPark/Gargoyle Hedged Value Fund
FUNDS                                       March 31, 2015 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                    Shares/
Description                                        Contracts         Value (000)
--------------------------------------------------------------------------------

     Harris (a)                                       14,300      $    1,126
     Hewlett-Packard (a)                              26,650             830
     IAC (a)                                          13,890             937
     Itron* (a)                                        4,918             179
     Lexmark International, Cl A (a)                   5,600             237
     Micron Technology* (a)                           27,200             738
     NCR* (a)                                         27,200             803
     NVIDIA (a)                                       37,300             781
     ON Semiconductor* (a)                            98,100           1,188
     Oracle (a)                                       12,200             527
     PTC* (a)                                         25,500             922
     Sohu.com* (a)                                     3,604             192
     VeriSign* (a)                                    16,730           1,121
     Vishay Intertechnology (a)                        4,633              64
     Yahoo!*                                          17,600             782
                                                                  ----------
                                                                      14,724
                                                                  ----------
  Materials -- 6.3%
     Axiall (a)                                       20,820             977
     Cabot                                            13,000             585
     Celanese, Ser A (a)                              16,200             905
     Freeport-McMoRan (a)                             11,500             218
     LyondellBasell Industries, Cl A                   4,000             351
     Newmont Mining (a)                               35,341             767
     Tronox, Cl A (a)                                 37,560             764
                                                                  ----------
                                                                       4,567
                                                                  ----------

  Telecommunication Services -- 3.2%
     CenturyLink (a)                                  18,010             623
     Telephone & Data Systems (a)                     26,326             655
     United States Cellular* (a)                      15,502             554
     Verizon Communications (a)                        9,871             480
                                                                  ----------
                                                                       2,312
                                                                  ----------
  Utilities -- 3.4%
     AES                                              54,200             697
     Calpine* (a)                                     42,900             981
     Dynegy*                                          23,900             751
                                                                  ----------
                                                                       2,429
                                                                  ----------
Total Common Stock
  (Cost $66,501) (000)                                                73,047
                                                                   ---------

Total Investments -- 101.1%
     (Cost $66,501) (000)                                         $   73,047
                                                                  ==========
Schedule of Open Options Written

Written Options -- (1.2)%*++
     CBOE Russell 2000 Index,
      Call Option
       Expires 04/17/15, Strike Price $1,250             (21)     $      (36)
       Expires 04/17/15, Strike Price $1,260             (18)            (21)
       Expires 04/17/15, Strike Price $1,240             (16)            (38)


--------------------------------------------------------------------------------
Description                                        Contracts         Value (000)
--------------------------------------------------------------------------------

       Expires 04/17/15, Strike Price $1,220             (36)     $     (139)
       Expires 04/17/15, Strike Price $1,230             (38)           (117)
     CBOE S&P 500 Index, Call Option
       Expires 04/24/15, Strike Price $2,080             (45)            (92)
       Expires 04/24/15, Strike Price $2,100             (28)            (31)
       Expires 04/24/15, Strike Price $2,065             (8)             (23)
       Expires 04/30/15, Strike Price $2,070             (22)            (65)
       Expires 04/10/15, Strike Price $2,115             (10)             (2)
     NASDAQ Euro Index, Call Option
       Expires 04/17/15, Strike Price $4,450             (2)              (2)
       Expires 04/17/15, Strike Price $4,400             (4)             (10)
     S&P 500 Index, Call Option
       Expires 04/17/15, Strike Price $2,070             (40)            (87)
       Expires 04/17/15, Strike Price $2,090             (43)            (50)
       Expires 04/17/15, Strike Price $2,120             (18)             (5)
       Expires 04/17/15, Strike Price $2,065             (40)           (100)
       Expires 04/17/15, Strike Price $2,075             (20)            (38)
       Expires 04/17/15, Strike Price $2,100             (15)            (12)
                                                                  -----------

Total Written Options
(Premiums Received $1,024) (000)                                  $     (868)
                                                                  ===========

++   See Note 2 in Notes to Financial Statements for additional information.

The following is a list of the inputs used as of March 31, 2015 in valuing the Fund's investments and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities           Level 1      Level 2      Level 3      Total
--------------------------------------------------------------------------------
  Common Stock                     $ 73,047      $    --      $    --    $73,047
                                   --------      -------      -------    -------
Total Investments in Securities    $ 73,047      $    --      $    --    $73,047
                                   ========      =======      =======    =======

Other Financial Instruments         Level 1      Level 2      Level 3      Total
--------------------------------------------------------------------------------
  Written Options                  $   (868)     $    --     $     --    $ (868)
                                   --------      -------     --------    -------
Total Other Financial Instruments  $   (868)     $    --     $     --    $ (868)
                                   ========      =======     ========    =======

For the period ended March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

     Percentages are based on Net Assets of $72,239 (000).
*    Non-income producing security.
(a) Some or all is pledged as collateral for open options written in the total amount of $59,487 (000) (see Note 2 in Notes to Financial Statements).

CBOE -- Chicago Board Options Exchange
Cl -- Class
NASDAQ -- National Association of Securities Dealers Automated Quotations Ser -- Series
S&P -- Standard & Poor's



    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       10

RIVERPARK                                        RiverPark Structural Alpha Fund
FUNDS                                            March 31, 2015 (Unaudited)
--------------------------------------------------------------------------------

Sector Weighting+

57.3% Time Deposit
42.7% U.S. Treasury Obligations

+ Percentages are based on total investments.

--------------------------------------------------------------------------------
Description                                      Face Amount
                                                   (000)/
                                                   Contracts         Value (000)
--------------------------------------------------------------------------------

Schedule of Investments
U.S. Treasury Obligations -- 31.2%
     United States Treasury Bills (a) (b)
       0.010%, 04/09/15                            $   1,000      $    1,000
       0.010%, 05/07/15                                1,200           1,200
       0.010%, 06/04/15                                1,200           1,200
                                                                  ----------
Total U.S. Treasury Obligations
  (Cost $3,400) (000)                                                  3,400
                                                                  ----------
Time Deposit -- 42.0%
     Brown Brothers Harriman,
       0.030%, 04/01/15                                4,569           4,569
                                                                  ----------
Total Time Deposit
  (Cost $4,569) (000)                                                  4,569
                                                                  ----------
Total Investments -- 73.2%
  (Cost $7,969) (000)                                             $    7,969
                                                                  ==========
Schedule of Open Options Purchased
Purchased Options -- 5.8%*++
     CBOE S&P 500 Index, Call Option
       Expires 12/31/15, Strike Price $2,025              10      $      130
       Expires 09/30/15, Strike Price $1,950              10             163
     S&P 500 Index, Call Option
       Expires 03/18/16, Strike Price $2,100               6              61
       Expires 06/30/15, Strike Price $1,975              10             121
       Expires 06/17/16, Strike Price $2,050              10             147
                                                                  ----------
Total Purchased Options
  (Cost $559) (000)                                               $      622
                                                                  ==========
Schedule of Open Options Written
Written Options -- (3.5)% *++
     CBOE S&P 500 Index, Call Option
       Expires 04/10/15, Strike Price $2,160              (3)     $       --
       Expires 04/24/15, Strike Price $2,130              (5)             (2)
       Expires 06/30/15, Strike Price $2,150             (10)            (17)
       Expires 04/02/15, Strike Price $2,155              (2)             --
       Expires 04/30/15, Strike Price $2,135              (3)             (1)
       Expires 09/30/15, Strike Price $2,125             (10)            (53)
       Expires 12/31/15, Strike Price $2,175             (10)            (50)
     CBOE S&P 500 Index, Put Option
       Expires 04/02/15, Strike Price $2,035              (2)             --
       Expires 04/10/15, Strike Price $2,040              (3)             (3)
       Expires 04/24/15, Strike Price $2,000              (5)             (6)
       Expires 12/31/15, Strike Price $1,875              (5)            (33)
       Expires 04/30/15, Strike Price $2,015              (3)             (5)

--------------------------------------------------------------------------------
Description                                        Contracts         Value (000)
--------------------------------------------------------------------------------

       Expires 06/30/15, Strike Price $1,900              (5)     $      (12)
       Expires 09/30/15, Strike Price $1,825              (5)            (19)
     S&P 500 Index, Call Option
       Expires 03/18/16, Strike Price $2,250              (6)            (23)
       Expires 04/17/15, Strike Price $2,130              (5)             (1)
       Expires 06/17/16, Strike Price $2,250             (10)            (54)
     S&P 500 Index, Put Option
       Expires 04/17/15, Strike Price $2,010              (5)             (5)
       Expires 03/18/16, Strike Price $1,975              (3)            (34)
       Expires 06/17/16, Strike Price $1,875              (5)            (51)
                                                                  -----------
Total Written Options
(Premiums Received $486) (000)                                    $     (369)
                                                                  ===========

++   See Note 2 in Notes to Financial Statements for additional information.

The open futures contracts held by the Fund at March 31, 2015 are as follows:

                                      Number of                    Unrealized
                                      Contracts     Expiration     Appreciation
Counterparty     Type of Contract     Short         Date           (000)
--------------------------------------------------------------------------------
Interactive
Brokers LLC      S&P 500 Index E-MINI    (20)        Jun-2015          $ 5
                                                                      =====
See Note 2 in Notes to Financial Statements for more information regarding futures collateral.

The following is a list of the inputs used as of March 31, 2015 in valuing the Fund's investments and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:

Investments in Securities           Level 1      Level 2      Level 3      Total
--------------------------------------------------------------------------------
  U.S. Treasury Obligations         $ 3,400      $    --      $    --    $3,400
  Time Deposit                        4,569           --           --     4,569
                                    -------      -------      -------    -------
Total Investments in Securities     $ 7,969      $    --      $    --    $7,969
                                    =======      =======      =======    =======

Other Financial Instruments         Level 1      Level 2      Level 3      Total
--------------------------------------------------------------------------------
  Purchased Options                 $   622      $    --      $    --    $  622
  Written Options                      (369)          --           --      (369)
  Futures**
    Unrealized Appreciation               5           --           --         5
                                    -------      -------      -------    -------
Total Other Financial Instruments   $   258      $    --      $    --    $  258
                                    =======      =======      =======    =======

** Futures contracts are valued at the unrealized appreciation on the instrument. See Note 2 in Notes to Financial Statements for additional information.

For the period ended March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

     Percentages are based on Net Assets of $10,890 (000).
*    Non-income producing security.
(a) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(b) Pledged as collateral for open options contracts in the total amount of $3,400 (000) (see Note 2 in Notes to Financial Statements).

CBOE -- Chicago Board Options Exchange
LLC -- Limited Liability Company
S&P -- Standard & Poor's

Amounts designated as -- are $0 or rounded to $0.



    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       11

RIVERPARK                                        RiverPark Strategic Income Fund
FUNDS                                            March 31, 2015 (Unaudited)
--------------------------------------------------------------------------------

Sector Weighting+

75.9% Corporate Obligations
 9.2% Bank Loan Obligations
 7.6% Time Deposits
 3.4% Commercial Paper
 3.1% Asset-Backed Securities
 0.6% Mortgage-Backed Securities
 0.2% Convertible Bonds
 0.0% Warrants
 0.0% Preferred Stock

+ Percentages are based on total investments.

--------------------------------------------------------------------------------
                                                 Face Amount
Description                                         (000)            Value (000)
--------------------------------------------------------------------------------

Schedule of Investments
Corporate Obligations -- 77.4%
  Consumer Discretionary -- 15.2%
     American Achievement
        10.875%, 04/15/16 (a)                      $   5,385      $    5,291
     American Media
        11.500%, 12/15/17                              6,278           6,435
     Brightstar
        9.500%, 12/01/16 (a)                           8,077           8,481
     Caesars Entertainment Resort
      Properties
        8.000%, 10/01/20                               4,504           4,493
     Cambium Learning Group
        9.750%, 02/15/17                              10,496          10,496
     CCO Holdings
        7.250%, 10/30/17                               5,759           6,011
     Coach
        4.250%, 04/01/25                              12,505          12,700
     Ford Motor Credit
        1.461%, 03/27/17                               1,000           1,000
     HT Intermediate Holdings
        12.000%, 05/15/19 (a)                          6,431           6,640
     International Game Technology
        5.500%, 06/15/20                               6,840           6,977
        5.350%, 10/15/23                               6,910           7,021
     LBI Media
        10.000%, 04/15/19 (a)                          7,845           8,208
     Nathan's Famous
        10.000%, 03/15/20 (a)                          8,160           8,609
     Postmedia Network
        12.500%, 07/15/18                              8,530           8,956
                                                                  ----------
                                                                     101,318
                                                                  ----------
  Consumer Staples -- 6.9%
     BI-LO
        9.250%, 02/15/19 (a)                           3,664           3,710
     Carolina Beverage Group
        10.625%, 08/01/18 (a)                          5,802           5,715


--------------------------------------------------------------------------------
                                                 Face Amount
Description                                         (000)            Value (000)
--------------------------------------------------------------------------------

     Central Garden and Pet
        8.250%, 03/01/18                           $   6,168      $    6,342
     Simmons Foods
        7.875%, 10/01/21 (a)                           10,497         10,392
     Southern States Cooperative
        10.000%, 08/15/21 (a)                          9,998           9,498
     US Foods
        8.500%, 06/30/19                               9,701          10,210
                                                                  ----------
                                                                      45,867
                                                                  ----------
  Energy -- 1.8%
     Drill Rigs Holdings
        6.500%, 10/01/17 (a)                             490             394
     Express Pipeline
        7.390%, 12/31/17 (a)                           1,337           1,428
     Helmerich & Payne International
      Drilling
        4.650%, 03/15/25 (a)                           4,000           4,150
     Sanjel
        7.500%, 06/19/19                               2,700           1,742
     Westmoreland Coal
        8.750%, 01/01/22 (a)                           4,081           4,122
                                                                  ----------
                                                                      11,836
                                                                  ----------
  Financials -- 9.9%
     Consolidated-Tomoka Land
        4.500%, 03/15/20 (a)                           6,775           7,427
     Fifth Street Finance
        4.875%, 03/01/19                                 500             515
     Hunt Cos
        9.625%, 03/01/21 (a)                          19,088          19,661
     KCG Holdings
        8.250%, 06/15/18 (a)                          16,248          17,182
     Lender Processing Services
        5.750%, 04/15/23                              10,976          11,685
     Prospect Capital
        5.750%, 03/15/18                               5,000           5,125
     Toll Road Investors Partnership
        4.133%, 02/15/45 (a) (b)                       7,396           1,517
     Toll Road Investors Partnership II
        6.512%, 02/15/25 (a) (b)                       5,700           3,067
                                                                  ----------
                                                                      66,179
                                                                  ----------
  Health Care -- 3.2%
     Biomet
        6.500%, 08/01/20                               8,032           8,534
     ExamWorks Group
        9.000%, 07/15/19                               3,281           3,486
     Prospect Medical Holdings
        8.375%, 05/01/19 (a)                           8,907           9,508
                                                                  ----------
                                                                      21,528
                                                                  ----------


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       12

RIVERPARK                                        RiverPark Strategic Income Fund
FUNDS                                            March 31, 2015 (Unaudited)
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                 Face Amount
Description                                         (000)            Value (000)
--------------------------------------------------------------------------------

  Industrials -- 16.9%
     Acuity Brands Lighting
        6.000%, 12/15/19                           $   1,000      $    1,125
     Ahern Rentals
        9.500%, 06/15/18 (a)                           3,992           4,247
     America West Airlines Pass-Through
      Trust, Ser 2000-1
        8.057%, 07/02/20                                 678             773
     Bombardier
        4.250%, 01/15/16 (a)                           5,124           5,256
     Continental Airlines Pass-Through
      Trust, Ser 2000-2, Cl A1
        7.707%, 04/02/21                               3,943           4,397
     Continental Airlines Pass-Through
      Trust, Ser 1999-2, Cl C2
        6.236%, 03/15/20                                 633             681
     Continental Airlines Pass-Through
      Trust, Ser 2007-1, Cl A
        5.983%, 04/19/22                               1,280           1,441
     Dispensing Dynamics International
        12.500%, 01/01/18 (a)                         11,006          11,584
     HC2 Holdings
        11.000%, 12/01/19 (a)                         19,353          19,788
     Hyva Global
        8.625%, 03/24/16 (a)                           6,553           6,078
     Jac Holding
        11.500%, 10/01/19 (a)                          1,945           2,008
     Northwest Airlines Pass-Through
      Trust, Ser 2007-1, Cl A
        7.027%, 11/01/19                               2,779           3,221
     PaperWorks Industries
        9.500%, 08/15/19 (a)                           3,665           3,770
     Quad
        7.000%, 05/01/22 (a)                           9,240           8,940
     Tempel Steel
        12.000%, 08/15/16 (a)                          9,543           8,183
     United Rentals North America
        5.750%, 07/15/18                              10,819          11,282
     VWR Funding
        7.250%, 09/15/17                              10,838          11,353
     Waste Italia
        10.500%, 11/15/19 (a)                          9,067           8,945
                                                                  ----------
                                                                     113,072
                                                                  ----------
  Information Technology -- 5.2%
     Fidelity National Information
      Services
        5.000%, 03/15/22                               3,925           4,166
     Fiserv
        3.500%, 10/01/22                               3,275           3,380


--------------------------------------------------------------------------------
                                                 Face Amount
Description                                        (000)             Value (000)
--------------------------------------------------------------------------------

     Infor US
        9.375%, 04/01/19                           $  16,173      $   17,362
     Leidos
        7.125%, 07/01/32                               9,333          10,136
                                                                  ----------
                                                                      35,044
                                                                  ----------
  Materials -- 11.7%
     American Piping Products
        12.875%, 11/15/17 (a)                          4,150           4,212
     Beverage Packaging Holdings
      Luxembourg II
        5.625%, 12/15/16 (a)                           8,670           8,724
     Hardwoods Acquisition
        7.500%, 08/01/21 (a)                           4,755           4,565
     Hexion US Finance
        8.875%, 02/01/18                                 528             467
        6.625%, 04/15/20                              15,614          14,365
     Lansing Trade Group
        9.250%, 02/15/19 (a)                          16,624          16,583
     NWH Escrow
        7.500%, 08/01/21 (a)                           5,457           5,157
     Optima Specialty Steel
        12.500%, 12/15/16 (a)                         11,440          11,712
     Verso Paper Holdings
        11.750%, 01/15/19                             13,389          12,552
                                                                  ----------
                                                                      78,337
                                                                  ----------
  Telecommunication Services -- 6.6%
     Cox Communications
        5.500%, 10/01/15                              13,000          13,305
     Goodman Networks
        12.125%, 07/01/18                             11,740          11,036
     Qwest
        6.750%, 12/01/21                               5,000           5,739
     SBA Tower Trust
        3.598%, 04/15/18 (a)                           5,840           5,853
     Telesat Canada
        6.000%, 05/15/17 (a)                           7,924           8,080
                                                                  ----------
                                                                      44,013
                                                                  ----------
Total Corporate Obligations
  (Cost $523,530) (000)                                              517,194
                                                                  ----------
Commercial Paper -- 3.5%
     Ford Motor Credit
        0.751%, 04/15/15                              10,000           9,998
     Hewlett-Packard
        0.841%, 06/15/15                              13,000          12,993
                                                                  ----------
Total Commercial Paper
  (Cost $22,975) (000)                                                22,991
                                                                  ----------


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       13

RIVERPARK                                        RiverPark Strategic Income Fund
FUNDS                                            March 31, 2015 (Unaudited)
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                 Face Amount
                                                (000)/Number
                                                of Warrants/
Description                                        Shares            Value (000)
--------------------------------------------------------------------------------

Asset-Backed Securities -- 3.2%
  Other Asset-Backed Securities -- 3.2%
     Applebee's, Ser 2014-1, Cl A2
        4.277%, 09/05/44 (a)                       $   2,500       $   2,592
     Countrywide Asset-Backed
      Certificates, Ser 2006-SPS1, Cl A
        0.375%, 12/25/25 (c)                             177             490
     Countrywide Asset-Backed
      Certificates, Ser 2006-SPS2, Cl A
        0.491%, 05/25/26 (c)                             689           1,418
     Master Asset Vehicle II,
      Ser 2009-2U, Cl A1
        0.000%, 07/15/56 (c)                          17,829          16,670
                                                                  ----------
Total Asset-Backed Securities
  (Cost $20,577) (000)                                                21,170
                                                                  ----------

Mortgage-Backed Security -- 0.6%
  Non-Agency Mortgage-Backed Obligation -- 0.6%
     Structured Asset Mortgage
      Investments II Trust,
      Ser 2005-AR8, Cl A4
        1.664%, 02/25/36 (c)
         (Cost $4,123) (000)                           8,497           4,121
                                                                  ----------
Convertible Bond -- 0.2%
     TeleCommunication Systems
        7.750%, 06/30/18
          (Cost $1,543) (000)                          1,561           1,499
                                                                  ----------
Warrants -- 0.0%
     Lee Enterprises*
         (Cost $--) (000)                             96,200             144
                                                                  ----------
Preferred Stock -- 0.0%
     Southwestern Energy
        6.250%, 01/15/18
         (Cost $5) (000)                                 100               5
                                                                  ----------
Bank Loan Obligations -- 9.4%
     Alvogenn Lux Holdings
        12.500%, 06/13/15                              8,400           8,400
     Armored Autogroup
        6.000%, 11/05/16                               3,175           3,179
     Eastman Kodak
        10.750%, 09/03/20                              1,600           1,600
     Energy Future Holdings
        4.250%, 06/19/16                              11,400          11,436
     Hampton Rubber
        5.000%, 03/27/22                               4,580           3,927


--------------------------------------------------------------------------------
                                                 Face Amount
Description                                         (000)            Value (000)
--------------------------------------------------------------------------------

     Lee Enterprises
        11.900%, 12/15/22                          $   2,405      $    2,573
        7.250%, 03/31/19                               3,448           3,470
     Marsico Holdings
        5.313%, 12/31/22                               7,898           1,975
        0.000%, 12/31/22                               8,328           2,082
     Maueser-Werke
        8.250%, 07/31/22                               6,825           6,644
     Newpage
        0.599%, 02/11/21                               3,750           3,588
     Radio One
        7.500%, 03/31/16                               3,443           3,464
     Vertellus Specialties
        10.500%, 10/29/19 (c)                         11,990          10,581
                                                                  ----------
     Total Bank Loan Obligations
     (Cost $66,719) (000)                                             62,919
                                                                  ----------
Time Deposit -- 5.8%
     Brown Brothers Harriman,
      0.030%, 04/01/15
      (Cost $38,814) (000)                            38,814          38,814
                                                                  ----------
Total Investments -- 100.1%
  (Cost[ $678,286) (000)                                          $  668,857
                                                                  ==========


A list of the open forward foreign currency contracts held by the Fund at March 31, 2015 is as follows++:


                                         Currency    Currency      Unrealized
                          Settlement    to Deliver   to Receive   Appreciation
Counterparty                 Date         (000)        (000)         (000)
--------------------------------------------------------------------------------
Brown Brothers Harriman     4/9/15      EUR 8,415    USD  9,135      $   86
                                                                     =======

     ++ See Note 2 in Notes to Financial Statements for additional information.


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       14

RIVERPARK                                        RiverPark Strategic Income Fund
FUNDS                                            March 31, 2015 (Unaudited)
--------------------------------------------------------------------------------

The following is a list of the inputs used as of March 31, 2015 in valuing the Fund's investments and other financial instruments carried at value (000), in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP:


Investments in Securities          Level 1    Level 2    Level 3     Total
--------------------------------------------------------------------------------
  Corporate Obligations            $    --    $517,194   $    --   $  517,194
  Commercial Paper                      --      22,991        --       22,991
  Asset-Backed Securities               --      21,170        --       21,170
  Mortgage-Backed Security              --       4,121        --        4,121
  Convertible Bond                      --       1,499        --        1,499
  Warrants                              --         144        --          144
  Preferred Stock                       --           5        --            5
  Bank Loan Obligations                 --      62,919        --       62,919
  Time Deposit                      38,814          --        --       38,814
                                   -------    --------   -------   ----------
Total Investments in Securities    $38,814    $630,043   $    --   $  668,857
                                   =======    ========   =======   ==========

Other Financial Instruments        Level 1    Level 2    Level 3     Total
--------------------------------------------------------------------------------
Forwards Contracts **
  Unrealized Appreciation          $    86    $    --    $    --   $       86
                                   -------    --------   -------   ----------
Total Other Financial Instruments  $    86    $    --    $    --   $       86
                                   =======    ========   =======   ==========

** Forward contracts are valued at the unrealized appreciation on the instrument. See Note 2 in Notes to Financial Statements for additional information.

For the period ended March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities.

     Percentages are based on Net Assets of $667,876 (000).
*    Non-income producing security.
(a) Securities sold within terms of a private placement memorandum, exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." These securities have been determined to be liquid under guidelines established by the Board of Trustees.
(b) Zero coupon security. The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(c) Variable rate security - Rate disclosed is the rate in effect on March 31, 2015.

Cl -- Class
EUR -- Euro
Ser -- Series
USD -- United States Dollar

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       15

RIVERPARK                                           RiverPark Focused Value Fund
FUNDS                                               March 31, 2015 (Unaudited)
                                                    (Inception Date of Fund)
--------------------------------------------------------------------------------

Sector Weighting+

100.0%  Time Deposit

+ Percentages are based on total investments.

--------------------------------------------------------------------------------
                                                 Face Amount
Description                                         (000)            Value (000)
--------------------------------------------------------------------------------

Schedule of Investments
Time Deposit -- 41.4%

     Brown Brothers Harriman,
      0.030%, 04/01/15
(Cost $6,022) (000)                                $   6,022      $    6,022
                                                                  ----------
Total Investments -- 41.4%
(Cost $6,022) (000)                                               $    6,022
                                                                  ==========

As of March 31, 2015, the Fund's investment was considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under GAAP.

Percentages are based on Net Assets of $14,546 (000).

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       16

                      [This Page Intentionally Left Blank]


Statements of Assets and Liabilities (000)                [RIVERPARK FUNDS LOGO]
March 31, 2015 (Unaudited)
--------------------------------------------------------------------------------

                                                                                                                        RiverPark
                                                                       RiverPark      RiverPark/      RiverPark         Long/Short
                                                                       Large          Wedgewood       Short Term        Opportunity
                                                                       Growth Fund    Fund            High Yield Fund   Fund
------------------------------------------------------------------------------------------------------------------------------------
Assets:
Investments in Securities, at Value (Note 2)                        $    71,721    $    2,043,218      $   945,663      $   116,118
Purchased Options, at Value                                                  --                --               --              418
Deposits with Brokers for Securities Sold Short                              --                --               --           42,351
Receivable for Investment Securities Sold                                 1,113                --               --            5,917
Receivable for Dividend and Interest Income                                  26             1,034           17,775               37
Prepaid Expenses                                                             20                90               36               38
Receivable for Capital Shares Sold                                            2            19,522              952              379
Cash Collateral on Swap Contracts                                            --                --               --            1,000
                                                                    -----------    ---------------     -----------      ------------
  Total Assets                                                           72,882          2,063,864         964,426          166,258
                                                                    -----------    ---------------     -----------      ------------
Liabilities:

Securities Sold Short, at Value (Note 2)                                     --                --               --           51,661
Written Options, at Value (Note 2)                                           --                --               --            1,052
Payable for Investment Securities Purchased                                 546                --           62,756            1,014
Income Distribution Payable                                                  --                --              428               --
Payable for Capital Shares Redeemed                                          --             3,620              955               84
Dividends Payable on Securities Sold Short                                   --                --               --               89
Payable for Swap Reset                                                       --                --               --              239
Payable Due to Shareholder Servicing Agent (Note 3)                          45               580              178                2
Payable Due to Adviser (Note 3)                                              42             1,129              495              141
Payable Due to Administrative Services Plan, Institutional
 Class Shares (Note 3)                                                        2               212               94               48
Payable Due to Administrative Services Plan, Retail Class
 Shares (Note 3)                                                              8               125               97               --
Payable Due to Administrator                                                  5               152               67                8
Other Accrued Expenses                                                       13               282              185               21
                                                                    -----------    ---------------     -----------      ------------
  Total Liabilities                                                         661             6,100           65,255           54,359
                                                                    -----------    ---------------     -----------      ------------
Net Assets                                                          $    72,221    $    2,057,764      $   899,171      $   111,899
                                                                    ===========    ==============      ===========      ============
Net Assets Consist of:
Paid-in Capital                                                     $    60,377    $    1,683,165 $        907,474      $   103,790
Undistributed (Distributions in Excess of) Net Investment
  Income (Accumulated Net Investment Loss)                                  474             1,182             (579)          (1,890)
Accumulated Net Realized Gain (Loss) on Investments,
  Securities Sold Short,  Purchased and Written Options and
  Swap Contracts                                                          1,226            47,082           (1,599)          (7,372)
Net Unrealized Appreciation (Depreciation) on Investments
 and Securities Sold Short                                               10,144           326,335           (6,125)          18,008
Net Unrealized Depreciation on Purchased and Written Options                 --                --               --             (637)
                                                                    -----------    ---------------     -----------      ------------
Net Assets                                                          $    72,221    $    2,057,764     $    899,171      $   111,899
                                                                    ===========    ==============      ===========      ============
Investments in Securities, at Cost                                  $    61,577    $    1,716,883     $    951,788      $    96,198
Securities Sold Short, Proceeds                                              --                --               --           49,749
Purchased Options, at Cost                                                   --                --               --            1,331
Written Options, Premiums Received                                           --                --               --            1,328
Net Assets - Institutional Class Shares(1)                          $20,075,993    $1,874,918,545     $682,866,024      $98,165,885
                                                                    ===========    ==============      ===========      ============
Net Assets - Retail Class Shares(1)                                 $52,145,135    $  182,845,085     $216,305,380      $13,733,557
                                                                    ===========    ==============      ===========      ============
Institutional Class Shares:
Outstanding Shares of Beneficial Interest(1)
 (Unlimited Authorization -- No Par Value)                            1,084,390       100,783,825       68,929,932        9,286,323
                                                                    ===========    ==============      ===========      ============
Retail Class Shares:
Outstanding Shares of Beneficial Interest(1)
  (Unlimited Authorization -- No Par Value)                           2,839,969         9,930,116       21,893,494        1,306,420
                                                                    ===========    ==============      ===========      ============
Institutional Class Shares:
Net Asset Value, Offering and Redemption
  Price Per Share -- Institutional Class Shares                          $18.51            $18.60            $9.91           $10.57
                                                                    ===========    ==============      ===========      ============
Retail Class Shares:
Net Asset Value, Offering and Redemption
  Price Per Share -- Retail Class Shares                                 $18.36            $18.41            $9.88           $10.51
                                                                    ===========    ==============      ===========      ============

(1)  Shares and Net Assets have not been rounded.

Amounts designated as "--" are either not applicable, $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       18

Statements of Assets and Liabilities (000)                [RIVERPARK FUNDS LOGO]
March 31, 2015 (Unaudited)
--------------------------------------------------------------------------------

                                                                    RiverPark/        RiverPark        RiverPark        RiverPark
                                                                    Gargoyle Hedged   Structural       Strategic        Focused
                                                                    Value Fund        Alpha Fund       Income Fund      Value Fund
------------------------------------------------------------------------------------------------------------------------------------
Assets:

Investments in Securities, at Value (Note 2)                        $    73,047    $        7,969     $    668,857      $      6,022
Purchased Options, at Value                                                  --               622               --                --
Deposits with Brokers for Futures and Options                                47             2,426               --                --
Receivable for Investment Securities Sold                                 1,884               224           12,914                --
Receivable for Dividend and Interest Income                                  61                --           11,775                --
Prepaid Expenses                                                             24                23               35                --
Receivable for Capital Shares Sold                                           20                78            1,985            14,546
Unrealized Appreciation on Forward Foreign Currency Contracts                --                --               86                --
Receivable for Variation Margin                                              --                15               --                --
                                                                    -----------    ---------------     -----------      ------------
  Total Assets                                                           75,083            11,357          695,652            20,568
                                                                    -----------    ---------------     -----------      ------------
Liabilities:

Written Options, at Value (Note 2)                                          868               369               --                --
Payable for Investment Securities Purchased                               1,886                68           25,392             6,022
Payable for Capital Shares Redeemed                                           4                 2            1,444                --
Income Distribution Payable                                                  --                --              230                --
Payable Due to Adviser (Note 3)                                              61                11              346                --
Payable Due to Administrator                                                  5                 1               47                --
Payable Due to Shareholder Servicing Agent (Note 3)                           2                 1              163                --
Payable Due to Administrative Services Plan, Institutional
  Class Shares (Note 3)                                                       1                 3               25                --
Payable Due to Administrative Services Plan, Retail Class
  Shares (Note 3)                                                             1                --               37                --
Payable Due to Trustees                                                      --                --               2                --
Variation Margin Payable                                                     --                 9               --                --
Other Accrued Expenses                                                       16                 3               90                --
                                                                    -----------    ---------------     -----------      ------------
  Total Liabilities                                                       2,844               467           27,776             6,022
                                                                    -----------    ---------------     -----------      ------------
Net Assets                                                          $    72,239    $       10,890     $    667,876      $     14,546
                                                                    ===========    ==============      ===========      ============
Net Assets Consist of:
Paid-in Capital                                                     $    63,100    $       10,652     $    682,011      $     14,546
Undistributed (Accumulated Net Investment Loss/Distributions
   in Excess of) Net Investment Income                                      262               (97)          (1,106)               --
Accumulated Net Realized Gain (Loss) on Investments, Purchased
   and Written  Options and Futures Contracts                             2,175               150           (3,674)               --
Net Unrealized Appreciation (Depreciation) on Investments                 6,546                --           (9,429)               --
Net Unrealized Appreciation on Purchased and Written Options                156               180               --                --
Net Unrealized Appreciation on Futures Contracts                             --                 5               --                --
Net Unrealized Appreciation on Forward Foreign Currency
  Contracts and Foreign Currency Translation                                 --                --               74                --
                                                                    -----------    ---------------     -----------      ------------
Net Assets                                                          $    72,239    $       10,890     $    667,876      $     14,546
                                                                    ===========    ==============      ===========      ============
Investments in Securities, at Cost                                  $    66,501    $        7,969     $    678,286      $      6,022
Purchased Options, at Cost                                                   --               559               --                --
Written Options, Premiums Received                                        1,024               486               --                --
Net Assets - Institutional Class Shares(1)                          $57,825,763    $    8,827,557     $280,745,799      $ 14,426,082
                                                                    ===========    ==============      ===========      ============
Net Assets - Retail Class Shares(1)                                 $14,412,915    $    2,061,990     $387,130,431      $    119,550
                                                                    ===========    ==============      ===========      ============
Institutional Class Shares:

Outstanding Shares of Beneficial Interest(1)
  (Unlimited Authorization -- No Par Value)                           4,194,462           859,908       27,948,908         1,442,608
                                                                    ===========    ==============      ===========      ============
Retail Class Shares:

Outstanding Shares of Beneficial Interest(1)
  (Unlimited Authorization -- No Par Value)                           1,047,801           201,699       38,553,891            11,955
                                                                    ===========    ==============      ===========      ============
Institutional Class Shares:
Net Asset Value, Offering and Redemption

  Price Per Share -- Institutional Class Shares                          $13.79            $10.27           $10.04            $10.00
                                                                    ===========    ==============      ===========      ============
Retail Class Shares:

Net Asset Value, Offering and Redemption
  Price Per Share -- Retail Class Shares                                 $13.76            $10.22           $10.04            $10.00
                                                                    ===========    ==============      ===========      ============

(1)  Shares and Net Assets have not been rounded.

Amounts designated as "--" are either not applicable, $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       19

Statements of Operations (000)
For the Six Month Period Ended
March 31, 2015 (Unaudited)                                      [RIVERPARK LOGO]
--------------------------------------------------------------------------------

                                                                       RiverPark                       RiverPark       RiverPark
                                                                         Large         RiverPark/     Short Term        Long/Short
                                                                        Growth         Wedgewood      High Yield       Opportunity
                                                                         Fund             Fund            Fund            Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:

Dividends                                                           $        607   $       10,976      $       270      $      1,052
Interest                                                                      --               19           18,998                 1
Foreign taxes withheld                                                        --              (74)             --                 --
                                                                    ------------    ---------------     -----------      -----------
  Total Investment Income                                                    607           10,921           19,268             1,053
                                                                    ------------    ---------------     -----------      -----------
Expenses:
Investment Advisory Fees (Note 3)                                            222            6,479            2,911               840
Shareholder Service Fees(1) (Note 3)                                          65              249              277                18
Administrative Services Fee, Institutional Class Shares (Note 3)               8              526              249                67
Administrative Services Fee, Retail Class Shares (Note 3)                     34              111              145                 3
Administrator Fees (Note 3)                                                   30              878              394                49
Chief Compliance Officer Fees (Note 3)                                         1               14                6                 1
Trustees' Fees (Note 3)                                                        1               16                7                 1
Registration Fees                                                             19               81               19                36
Transfer Agent Fees                                                           11              324              145                18
Printing Fees                                                                  2              103               47                 6
Custodian Fees                                                                 1               15               11                 5
Professional Fees                                                             --               59               23                 1
Dividend Expense                                                              --               --               --               444
Stock Loan Fee                                                                --               --               --               134
Pricing fees                                                                  --               --               10                 2
Insurance and Other Fees                                                       1               46               17                 3
                                                                    ------------    ---------------     -----------      -----------
  Total Expenses                                                             395            8,901            4,261             1,628
                                                                    ------------    ---------------     -----------      -----------
Fees Waived by Adviser (Note 3)                                               --               --               --               (6)
Advisor Waiver Recapture (Note 3)                                              9               --               --                --
                                                                    ------------    ---------------     -----------      -----------
  Net Expenses                                                               404            8,901            4,261             1,622
                                                                    ------------    ---------------     -----------      -----------
Net Investment Income (Loss)                                                 203            2,020           15,007             (569)
                                                                    ------------    ---------------     -----------      -----------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) From:
  Investments                                                              1,623           50,083             (656)            4,394
  Purchased Options                                                           --               --               --             (449)
  Written Options                                                             --               --               --               153
  Securities Sold Short                                                       --               --               --           (4,451)
  Swaps Contracts                                                             --               --               --               556
  Foreign Currency Transactions                                               --               --               --                17
Net Change in Unrealized Appreciation (Depreciation) on:
  Investments                                                                718           63,356           (1,789)            1,489
  Purchased Options                                                           --               --               --           (1,066)
  Written Options                                                             --               --               --               386
  Securities Sold Short                                                       --               --               --               263
                                                                    ------------    ---------------     -----------      -----------
Net Realized and Unrealized Gain (Loss)                                    2,341          113,439           (2,445)            1,292
                                                                    ------------    ---------------     -----------      -----------
Net Increase in Net Assets Resulting from Operations                $      2,544   $      115,459      $    12,562      $        723
                                                                    ============   ================    ============      ===========

(1)     Attributable to Retail Class Shares only.

Amounts designated as "--" are either not applicable, $0 or have been rounded to $0.



    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       20

Statements of Operations (000)
For the Six Month Period Ended
March 31, 2015 (Unaudited)                                      [RIVERPARK LOGO]
--------------------------------------------------------------------------------

                                                                 RiverPark/Gargoyle     RiverPark Structural     RiverPark Strategic
                                                                 Hedged Value Fund         Alpha Fund               Income Fund
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
Dividends                                                           $        816         $        (9)                  $     33
Interest                                                                      --                  --                     18,228
Foreign taxes withheld                                                        (1)                 --                        --
                                                                    -------------        ------------                  --------
  Total Investment Income                                                    815                  (9)                    18,261
                                                                    -------------        ------------                  --------
Expenses:
Investment Advisory Fees (Note 3)                                            329                  68                      1,795
Shareholder Service Fees(1) (Note 3)                                          20                   2                        413
Administrative Services Fee, Institutional Class Shares (Note 3)              10                   1                        118
Administrative Services Fee, Retail Class Shares (Note 3)                      8                   1                        229
Administrator Fees (Note 3)                                                   32                   4                        243
Chief Compliance Officer Fees (Note 3)                                         1                  --                          4
Trustees' Fees (Note 3)                                                        1                  --                          4
Registration Fees                                                             23                  21                         41
Transfer Agent Fees                                                           12                   2                         90
Printing Fees                                                                  4                   1                         26
Custodian Fees                                                                 5                  --                          6
Professional Fees                                                              1                  --                         17
Pricing fees                                                                   1                  --                         --
Insurance and Other Fees                                                       1                  --                        (14)
                                                                    -------------        ------------                  --------
  Total Expenses                                                             448                 100                      2,972
                                                                    -------------        ------------                  --------
Fees Waived by Adviser (Note 3)                                               --                 (12)                        --
Advisor Waiver Recapture (Note 3)                                             29                  --                         --
                                                                    -------------        ------------                  --------
  Net Expenses                                                               477                  88                      2,972
                                                                    -------------        ------------                  --------
Net Investment Income (Loss)                                                 338                 (97)                    15,289
                                                                    -------------        ------------                  --------
Net Realized and Unrealized Gain (Loss):
Net Realized Gain (Loss) From:
  Investments                                                              5,111                 120                     (4,817)
  Purchased Options                                                           --                 693                         --
  Written Options                                                         (2,323)                 --                         --
  Futures Contracts                                                           --                (193)                        --
  Forward Foreign Currency Contracts                                          --                  --                      1,115
  Foreign Currency Transactions                                               --                  --                         58
Net Change in Unrealized Appreciation (Depreciation) on:
  Investments                                                             (1,794)                --                      (5,629)
  Purchased Options                                                           --                (411)                        --
  Written Options                                                           (435)                114                         --
  Futures Contracts                                                           --                 (47)                        --
  Forward Foreign Currency Contracts                                          --                  --                         77
  Foreign Currency Translation                                                --                  --                        (12)
                                                                    -------------        ------------                  --------
Net Realized and Unrealized Gain (Loss)                                      559                 276                     (9,208)
                                                                    -------------        ------------                  --------
Net Increase in Net Assets Resulting from Operations                $        897         $       179                   $  6,081
                                                                    ============         ============                  ========


(1)  Attributable to Retail Class Shares only.

Amounts designated as "--" are either not applicable, $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       21

Statements of Changes in Net Assets (000)                       [RIVERPARK LOGO]
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                             RiverPark Large Growth Fund            RiverPark/Wedgewood Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                          Six Month                               Six Month
                                                         Period Ended                            Period Ended
                                                        March 31, 2015         Year Ended       March 31, 2015       Year Ended
                                                         (Unaudited)       September 30, 2014     (Unaudited)     September 30, 2014
------------------------------------------------------------------------------------------------------------------------------------
Operations:

Net Investment Income (Loss)                             $     203           $       (50)          $     2,020         $      (27)
Net Realized Gain from Investments                           1,623                 1,861                50,083            103,981
Net Change in Unrealized Appreciation on Investments           718                 2,989                63,356             83,754
                                                         ---------           ------------          -----------         ------------
Net Increase in Net Assets Resulting from Operations         2,544                 4,800               115,459            187,708
                                                         ---------           ------------          -----------         ------------
Distributions to Shareholders From:
Net Investment Income:
  Institutional Class Shares                                    --                   (15)                 (838)                --
  Retail Class Shares                                           --                    (3)                   --                 --
Net Realized Gains:
  Institutional Class Shares                                  (429)                  (54)              (77,897)           (13,609)
  Retail Class Shares                                       (1,433)                 (228)               (9,079)            (5,917)
                                                         ---------           ------------          -----------         ------------
Total Distributions to Shareholders                         (1,862)                 (300)              (87,814)           (19,526)
                                                         ---------           ------------          -----------         ------------
Capital Share Transactions:
Institutional Class Shares:
  Shares Issued                                              6,371                 6,925               334,483            942,069
  Shares Issued as Reinvestment of Distributions               382                    69                67,574             10,874
  Shares Redeemed                                             (905)                 (194)             (252,872)          (201,353)
                                                         ---------           ------------          -----------         ------------
Net Increase in Net Assets from Institutional Class
 Shares Transactions                                         5,848                 6,800               149,185            751,590
                                                         ---------           ------------          -----------         ------------
Retail Class Shares:
  Shares Issued                                              6,240                31,394                35,106            246,569
  Shares Issued as Reinvestment of Distributions             1,427                   231                 8,911              5,873
  Shares Redeemed                                           (9,223)               (8,198)              (73,015)          (442,969)
                                                         ---------           ------------          -----------         ------------
Net Increase (Decrease) in Net Assets from Retail Class
 Shares Transactions                                        (1,556)               23,427               (28,998)          (190,527)
                                                         ---------           ------------          -----------         ------------
Net Increase in Net Assets from Capital Share
 Transactions                                                4,292                30,227               120,187            561,063
                                                         ---------           ------------          -----------         ------------
Net Increase in Net Assets                                   4,974                34,727               147,832            729,245
Net Assets:
Beginning of Period                                         67,247                32,520             1,909,932          1,180,687
                                                         ---------           ------------          -----------         ------------
End of Period                                            $  72,221           $    67,247           $ 2,057,764         $1,909,932
                                                         =========           ============          ===========         ============
Undistributed Net Investment Income                      $     474           $       271           $     1,182         $       --
                                                         =========           ============          ===========         ============
Shares Issued and Redeemed:
Institutional Class Shares:
  Shares Issued                                                351                   380                18,124             51,700
  Shares Issued as Reinvestment of Distributions                22                     4                 3,797                639
  Shares Redeemed                                              (50)                  (10)              (13,700)           (11,262)
                                                         ---------           ------------          -----------         ------------
Net Increase in Institutional Class Shares                     323                   374                 8,221             41,077
                                                         ---------           ------------          -----------         ------------
Retail Class Shares:
  Shares Issued                                                341                 1,745                 1,917             14,010
  Shares Issued as Reinvestment of Distributions                81                    13                   506                348
  Shares Redeemed                                             (508)                 (452)               (3,995)           (24,369)
                                                         ---------           ------------          -----------         ------------
Net Increase (Decrease) in Retail Class Shares                 (86)                1,306                (1,572)           (10,011)
                                                         ---------           ------------          -----------         ------------
Net Increase in Share Transactions                             237                 1,680                 6,649             31,066
                                                         =========           ============          ===========         ============

Amounts designated as "--" are either not applicable, $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       22

Statements of Changes in Net Assets (000)                       [RIVERPARK LOGO]
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                    RiverPark Short Term High Yield Fund      RiverPark  Long/Short Opportunity Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                          Six Month                               Six Month
                                                         Period Ended                            Period Ended
                                                        March 31, 2015         Year Ended       March 31, 2015     Year Ended
                                                         (Unaudited)       September 30, 2014     (Unaudited)  September 30, 2014
------------------------------------------------------------------------------------------------------------------------------------
Operations:
Net Investment Income (Loss)                            $   15,007          $   33,634          $    (569)        $     (2,496)
Net Realized Gain (Loss) from Investments,
  Purchased and Written Options, Swap Contracts
  Securities Sold Short and Foreign Currency
  Transactions                                                (656)               (600)               220               (1,746)
Net Change in Unrealized Appreciation
  (Depreciation) on Investments, Purchased and
  Written Options, and Securities Sold Short                (1,789)             (2,750)             1,072                7,853
                                                        -----------         -----------         ----------        -------------
Net Increase in Net Assets Resulting from Operations        12,562              30,284                723                3,611
                                                        -----------         -----------         ----------        -------------
Distributions to Shareholders From:
Net Investment Income:
  Institutional Class Shares                               (11,970)            (25,294)               --                    --
  Retail Class Shares                                       (3,654)             (8,471)               --                    --
                                                        -----------         -----------         ----------        -------------
Total Distributions to Shareholders                        (15,624)            (33,765)               --                    --
                                                        -----------         -----------         ----------        -------------
Capital Share Transactions:
Institutional Class Shares:
  Shares Issued                                            100,797             251,589             23,335              113,097
  Shares Issued as Reinvestment of Distributions             9,374              20,189                 --                   --
  Shares Redeemed                                         (105,505)           (175,906)           (33,118)             (31,196)
                                                        -----------         -----------         ----------        -------------
Net Increase (Decrease) in Net Assets from
 Institutional Class Shares Transactions                     4,666              95,872             (9,783)              81,901
                                                        -----------         -----------         ----------        -------------
Retail Class Shares:
  Shares Issued                                             31,128              97,210              1,328               66,991
  Shares Issued as Reinvestment of Distributions             3,573               8,258                 --                   --
  Shares Redeemed                                          (42,635)           (165,435)            (3,839)            (128,129)
                                                        -----------         -----------         ----------        -------------
Net Decrease in Net Assets from Retail Class
 Shares Transactions                                        (7,934)            (59,967)            (2,511)             (61,138)
                                                        -----------         -----------         ----------        -------------
Net Increase (Decrease) in Net Assets from
 Capital Share Transactions                                 (3,268)             35,905            (12,294)              20,763
                                                        -----------         -----------         ----------        -------------
Net Increase (Decrease) in Net Assets                       (6,330)             32,424            (11,571)              24,374
Net Assets:
Beginning of Period                                        905,501             873,077            123,470               99,096
                                                        -----------         -----------         ----------        -------------
End of Period                                         $    899,171          $  905,501          $ 111,899         $    123,470
                                                        ===========         ===========         ==========        =============
Undistributed Net Investment Income
 (Accumulated Net Investment Loss)                    $       (579)         $       38          $  (1,890)        $     (1,321)
                                                        ===========         ===========         ==========        =============
Shares Issued and Redeemed:
Institutional Class Shares:
  Shares Issued                                             10,148              25,139              2,228               10,446
  Shares Issued as Reinvestment of Distributions               945               2,021                 --                   --
  Shares Redeemed                                          (10,624)            (17,577)            (3,149)              (2,881)
                                                        -----------         -----------         ----------        -------------
Net Increase (Decrease) in Institutional Class Shares          469               9,583               (921)               7,565
                                                        -----------         -----------         ----------        -------------
Retail Class Shares:
  Shares Issued                                              3,139               9,731                126                6,240
  Shares Issued as Reinvestment of Distributions               361                 828                 --                   --
  Shares Redeemed                                           (4,304)            (16,535)              (368)             (11,879)
                                                        -----------         -----------         ----------        -------------
Net Decrease in Retail Class Shares                           (804)             (5,976)              (242)              (5,639)
                                                        -----------         -----------         ----------        -------------
Net Increase (Decrease) in Share Transactions                 (335)              3,607             (1,163)               1,926
                                                        ===========         ===========         ==========        =============


Amounts designated as "--" are either not applicable, $0 or have been rounded to $0.



    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       23

Statements of Changes in Net Assets (000)                       [RIVERPARK LOGO]
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                       RiverPark/Gargoyle Hedged Value Fund       RiverPark Structural Alpha Fund
------------------------------------------------------------------------------------------------------------------------------------
                                                          Six Month                               Six Month
                                                         Period Ended                            Period Ended
                                                        March 31, 2015         Year Ended       March 31, 2015     Year Ended
                                                         (Unaudited)       September 30, 2014     (Unaudited)  September 30, 2014
------------------------------------------------------------------------------------------------------------------------------------
Operations:
Net Investment Income (Loss)                            $      338           $     203            $    (97)          $    (160)
Net Realized Gain from Investments, Purchased
   and Written Options  and Futures Contracts                2,788               2,046                 620                 312
Net Change in Unrealized Appreciation
   (Depreciation) on Investments, Purchased and
   Written Options and Futures Contracts                    (2,229)              3,153                (344)                334
                                                        -----------          ----------           ---------          ----------
Net Increase in Net Assets Resulting from Operations           897               5,402                 179                 486
                                                        -----------          ----------           ---------          ----------
Distributions to Shareholders From:
Net Investment Income:
  Institutional Class Shares                                  (240)               (128)                 --                  --
  Retail Class Shares                                          (16)                (32)                 --                  --
Net Realized Gains:
  Institutional Class Shares                                (2,428)               (215)               (322)               (141)
  Retail Class Shares                                         (646)                (78)                (54)                (17)
                                                        -----------          ----------           ---------          ----------
Total Distributions to Shareholders                         (3,330)               (453)               (376)               (158)
                                                        -----------          ----------           ---------          ----------
Capital Share Transactions:
Institutional Class Shares:
  Shares Issued                                             22,103              26,896               1,069               1,439
  Shares Issued as Reinvestment of Distributions             2,190                 298                 322                 141
  Shares Redeemed                                           (9,708)             (5,815)               (395)             (2,004)
                                                        -----------          ----------           ---------          ----------
Net Increase (Decrease) in Net Assets from
 Institutional Class Shares Transactions                    14,585              21,379                 996                (424)
                                                        -----------          ----------           ---------          ----------
Retail Class Shares:
  Shares Issued                                              2,657              21,116               1,622                 798
  Shares Issued as Reinvestment of Distributions               645                 102                  54                  17
  Shares Redeemed                                          (10,972)             (8,445)               (414)               (893)
                                                        -----------          ----------           ---------          ----------
Net Increase (Decrease) in Net Assets from Retail
 Class Shares Transactions                                  (7,670)             12,773               1,262                 (78)
                                                        -----------          ----------           ---------          ----------
Net Increase (Decrease) in Net Assets from Capital
 Share Transactions                                          6,915              34,152               2,258                (502)
                                                        -----------          ----------           ---------          ----------
Net Increase (Decrease) in Net Assets                        4,482              39,101               2,061                (174)
Net Assets:
Beginning of Period                                         67,757              28,656               8,829               9,003
                                                        -----------          ----------           ---------          ----------
End of Period                                           $   72,239           $  67,757            $ 10,890           $   8,829
                                                        ===========          ==========           =========          ==========
Undistributed Net Investment Income (Accumulated
 Net Investment Loss)                                   $      262           $     180            $    (97)          $      --
                                                        ===========          ==========           =========          ==========
Shares Issued and Redeemed:
Institutional Class Shares:
  Shares Issued                                              1,595               1,940                 104                 141
  Shares Issued as Reinvestment of Distributions               168                  23                  32                  14
  Shares Redeemed                                             (733)               (412)                (38)               (195)
                                                        -----------          ----------           ---------          ----------
Net Increase (Decrease) in Institutional Class Shares        1,030               1,551                  98                 (40)
                                                        -----------          ----------           ---------          ----------
Retail Class Shares:
  Shares Issued                                                192               1,520                 159                  78
  Shares Issued as Reinvestment of Distributions                50                   8                   5                   2
  Shares Redeemed                                             (805)               (603)                (41)                (88)
                                                        -----------          ----------           ---------          ----------
Net Increase (Decrease) in Retail Class Shares                (563)                925                 123                  (8)
                                                        -----------          ----------           ---------          ----------
Net Increase (Decrease) in Share Transactions                  467               2,476                 221                 (48)
                                                        ===========          ==========           =========          ==========


Amounts designated as "--" are either not applicable, $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       24

Statements of Changes in Net Assets (000)                       [RIVERPARK LOGO]
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                RiverPark
                                                                  RiverPark Strategic Income Fund            Focused Value Fund*
------------------------------------------------------------------------------------------------------------------------------------
                                                                     Six Month
                                                                   Period Ended                               Period Ended
                                                                  March 31, 2015         Year Ended           March 31, 2015*
                                                                   (Unaudited)        September 30, 2014      (Unaudited)
------------------------------------------------------------------------------------------------------------------------------------
Operations:
Net Investment Income                                             $       15,289       $   13,355             $       --
Net Realized Gain (Loss) from Investments,
   Forward Foreign Currency Contracts and
   Foreign Currency Transactions                                          (3,644)             778                     --
Net Change in Unrealized Depreciation on
  Investments, Forward Foreign Currency
  Contracts and Foreign Currency Transactions                             (5,564)          (3,791)                    --
                                                                  ---------------      -----------            -----------
Net Increase in Net Assets Resulting from Operations                       6,081           10,342                     --
                                                                  ---------------      -----------            -----------
Distributions to Shareholders From:
Net Investment Income:
  Institutional Class Shares                                              (7,195)          (4,693)                    --
  Retail Class Shares                                                    (10,132)          (7,924)                    --
Net Realized Gains:
  Institutional Class Shares                                                (242)              (1)                    --
  Retail Class Shares                                                       (368)              (3)                    --
                                                                  ---------------      -----------            -----------
Total Distributions to Shareholders                                      (17,937)         (12,621)                    --
                                                                  ---------------      -----------            -----------
Capital Share Transactions:
Institutional Class Shares:
  Shares Issued                                                          122,255          220,805                 14,426
  Shares Issued as Reinvestment of Distributions                           6,391            4,203                     --
  Shares Redeemed                                                        (49,053)         (19,571)                    --
                                                                  ---------------      -----------            -----------
Net Increase in Net Assets from Institutional
 Class Shares Transactions                                                79,593          205,437                 14,426
                                                                  ---------------      -----------            -----------
Retail Class Shares:
  Shares Issued                                                          122,493          341,287                    120
  Shares Issued as Reinvestment of Distributions                          10,442            7,865                     --
  Shares Redeemed                                                        (44,752)         (42,429)                    --
                                                                  ---------------      -----------            -----------
Net Increase in Net Assets from Retail
 Class Shares Transactions                                                88,183          306,723                    120
                                                                  ---------------      -----------            -----------
Net Increase in Net Assets from Capital
 Share Transactions                                                      167,776          512,160                 14,546
                                                                  ---------------      -----------            -----------
Net Increase in Net Assets                                               155,920          509,881                 14,546
Net Assets:
Beginning of Period                                                      511,956            2,075                     --
                                                                  ---------------      -----------            -----------
End of Period                                                     $      667,876       $  511,956             $   14,546
                                                                  ===============      ===========            ===========
Undistributed (Distributions in Excess of)
 Net Investment Income                                            $       (1,106)      $      932             $       --
                                                                  ===============      ===========            ===========
Shares Issued and Redeemed:
Institutional Class Shares:
  Shares Issued                                                           12,118           21,338                  1,443
  Shares Issued as Reinvestment of Distributions                             633              407                     --
  Shares Redeemed                                                         (4,854)          (1,893)                    --
                                                                  ---------------      -----------            -----------
Net Increase in Institutional Class Shares                                 7,897           19,852                  1,443
                                                                  ---------------      -----------            -----------
Retail Class Shares:
  Shares Issued                                                           12,111           33,156                     12
  Shares Issued as Reinvestment of Distributions                           1,035              762                     --
  Shares Redeemed                                                         (4,422)          (4,096)                    --
                                                                  ---------------      -----------            -----------
Net Increase in Retail Class Shares                                        8,724           29,822                     12
                                                                  ---------------      -----------            -----------
Net Increase in Share Transactions                                        16,621           49,674                  1,455
                                                                  ===============      ===========            ===========



*    Fund Date of Inception is March 31, 2015.

Amounts designated as "--" are either not applicable, $0 or have been rounded to $0.


    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       25

Financial Highlights
For a Share Outstanding Throughout Each Period
For the Six Month Period Ended March 31, 2015 (Unaudited)
and Year or Period Ended September 30,
--------------------------------------------------------------------------------



                                    Net Asset    Net          Realized and                Dividends
                                    Value,       Investment   Unrealized      Total from  from Net    Distributions   Distributions
                                    Beginning    of Income    Gains (Losses)  Investment  Investment  from Net        from Return
                                    Period       (Loss) (1)   on Investments  Operations  Income      Realized Gains  of Capital
------------------------------------------------------------------------------------------------------------------------------------
RiverPark Large Growth Fund
  Institutional Class Shares
    2015(5)                         $  18.34     $ 0.07       $  0.61           $  0.68    $    --         $(0.51)     $   --
    2014                               16.28       0.02          2.21              2.23      (0.04)         (0.13)         --
    2013                               13.27       0.05          3.04              3.09      (0.02)         (0.06)         --
    2012                               10.09       0.01          3.17              3.18         --             --          --
    2011                               10.00      (0.01)         0.16(2)           0.15         --             --       (0.06)
  Retail Class Shares
    2015(5)                         $  18.21     $ 0.05       $  0.61           $  0.66    $    --         $(0.51)     $   --
    2014                               16.18      (0.03)         2.19              2.16         --(3)       (0.13)         --
    2013                               13.21       0.01          3.03              3.04      (0.01)         (0.06)         --
    2012                               10.07      (0.03)         3.17              3.14         --             --          --
    2011                               10.00      (0.04)         0.16(2)           0.12         --             --       (0.05)
RiverPark/Wedgewood Fund
  Institutional Class Shares
    2015(5)                         $  18.37     $ 0.02       $  1.04           $  1.06    $ (0.01)        $(0.82)     $    --
    2014                               16.21       0.01          2.41              2.42         --          (0.26)          --
    2013                               13.88      (0.01)         2.38              2.37         --          (0.04)          --
    2012                               10.32      (0.05)         3.61              3.56         --             --           --
    2011                               10.00      (0.06)         0.40(2)           0.34         --(3)        --          (0.02)
  Retail Class Shares
    2015(5)                         $  18.21     $(0.01)     $   1.03           $  1.02    $    --         $(0.82)     $    --
    2014                               16.09      (0.03)         2.41              2.38         --          (0.26)          --
    2013                               13.82      (0.05)         2.36              2.31         --          (0.04)          --
    2012                               10.30      (0.08)         3.60              3.52         --             --           --
    2011                               10.00      (0.09)         0.40(2)           0.31         --             --        (0.01)
RiverPark Short Term High Yield Fund
  Institutional Class Shares
    2015(5)                         $   9.94     $ 0.17       $ (0.02)         $   0.15    $ (0.18)        $   --      $    --
    2014                                9.98       0.38         (0.04)             0.34      (0.38)            --           --
    2013                               10.01       0.39         (0.07)             0.32      (0.35)            --           --
    2012                                9.88       0.44          0.08              0.52      (0.39)            --           --
    2011                               10.00       0.47         (0.15)             0.32      (0.44)            --           --
  Retail Class Shares
    2015(5)                         $   9.92     $ 0.15       $ (0.03)         $   0.12    $ (0.16)        $   --      $     --
    2014                                9.97       0.36         (0.05)             0.31      (0.36)            --            --
    2013                                9.99       0.37         (0.06)             0.31      (0.33)            --            --
    2012                                9.88       0.42          0.06              0.48      (0.37)            --            --
    2011                               10.00       0.43         (0.13)             0.30      (0.42)            --            --

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       26

                                                                [RIVERPARK LOGO]
--------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                                                                Ratio of Total
                                                                                Expenses to
                                                                                Average Net        Ratio of Net
              Net Asset                                         Ratio of Net    Assets, Excluding  Investment
    Total     Value,          Total     Net Assets,         Expenses to         Advisor Waiver     Income (Loss) to   Portfolio
Distributions End of Period  Return++  End of Period (000) Average Net Assets   Recapture          Average Net Assets Turnover Rate
------------------------------------------------------------------------------------------------------------------------------------
$ (0.51)    $  18.51           3.84%    $   20,076            1.00%(4)            0.94%                0.78%            17%
  (0.17)       18.34          13.75+        13,954            1.00(4)             0.98                 0.13             33
  (0.08)       16.28          23.46+         6,299            1.00                1.06                 0.32             45
     --        13.27          31.52+         3,804            1.00                2.78                 0.08             24
  (0.06)       10.09           1.44+         2,667            1.00                9.08                (0.10)            73

$ (0.51)    $  18.36           3.75%    $   52,145            1.25%(4)            1.23%                0.53%            17%
  (0.13)       18.21          13.44+        53,293            1.25                1.26                (0.14)            33
  (0.07)       16.18          23.15+        26,221            1.25                1.31                 0.06             45
     --        13.21          31.18+        15,383            1.25                1.74                (0.20)            24
  (0.05)       10.07           1.19+           231            1.25                9.76                (0.32)            73

$ (0.83)    $  18.60           5.99%    $1,874,919            0.86%               0.86%                0.24%            13%
  (0.26)       18.37          15.04      1,700,475            0.88                0.88                 0.06             24
  (0.04)       16.21          17.15        834,476            0.92(4)             0.89                (0.06)            20
     --        13.88          34.50+       279,016            1.00                1.03                (0.40)            24
  (0.02)       10.32           3.37+        33,004            1.00                2.83                (0.59)            48

$ (0.82)    $  18.41           5.83%    $  182,845            1.17%               1.17%               (0.09)%           13%
  (0.26)       18.21          14.91        209,457            1.05                1.05                (0.17)            24
  (0.04)       16.09          16.79        346,211            1.17(4)             1.14                (0.32)            20
     --        13.82          34.17+       173,582            1.25                1.27                (0.64)            24
  (0.01)       10.30           3.12+           241            1.25                3.71                (0.78)            48

$ (0.18)    $   9.91           1.48%    $  682,866            0.88%               0.88%                3.43%            44%
  (0.38)        9.94           3.48        680,443            0.90                0.90                 3.81            195
  (0.35)        9.98           3.39        587,334            0.99(4)             0.94                 3.88            390
  (0.39)       10.01           5.32+       100,224            1.00                1.12                 4.42            611
  (0.44)        9.88           3.27+        18,883            1.00                2.12                 4.69            454

$ (0.16)    $   9.88           1.35%    $  216,305            1.18%               1.18%                3.12%           44%
  (0.36)        9.92           3.02        225,058            1.18                1.18                 3.62            195
  (0.33)        9.97           3.14        285,742            1.25(4)             1.21                 3.75            390
  (0.37)        9.99           4.88+        97,701            1.25                1.32                 4.23            611
  (0.42)        9.88           3.06+         6,083            1.25                2.18                 4.28            454

+ Total return would have been lower had certain fees not been waived and/or expenses assumed by Adviser during the period.

++ Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.

(1)  Per share data was calculated using average shares for the period.

(2) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(3)  Amount represents less than $0.01 per share.

(4)  Ratio includes previously waived investment advisory fees recovered.

(5) Unless otherwise indicated, all ratios for the period have been annualized.

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       27

Financial Highlights
For a Share Outstanding Throughout Each Period
For the Six Month Period Ended March 31, 2015 (Unaudited) and Year or Period Ended September 30,

------------------------------------------------------------------------------------------------------------------------------------
                                                             Realized and
                                 Net Asset      Net          Unrealized                  Dividends
                                 Value,         Investment   Gains          Total from   from Net     Distributions
                                 Beginning of   Income       (Losses) on    Investment   Investment   from Net        Total
                                 Period         (Loss)(6)    Investments    Operations   Income       Realized Gains  Distributions
------------------------------------------------------------------------------------------------------------------------------------
RiverPark Long/Short Opportunity Fund

  Institutional Class Shares
      2015(5)                   $    10.51        $(0.05)     $  0.11        $  0.06       $    --       $     --       $    --
      2014                           10.10         (0.21)        0.62           0.41            --             --            --
      2013                           10.14         (0.22)        0.27           0.05            --          (0.09)        (0.09)
      2012(1)                        10.00         (0.13)        0.27           0.14            --             --            --
  Retail Class Shares
      2015(5)                   $    10.46        $(0.06)     $  0.11        $  0.05       $    --       $     --       $    --
      2014                           10.08         (0.22)        0.60           0.38            --             --            --
      2013                           10.13         (0.23)        0.27           0.04            --          (0.09)        (0.09)
      2012(1)                        10.04         (0.13)        0.22           0.09            --             --            --
RiverPark/Gargoyle Hedged Value Fund
  Institutional Class Shares
      2015(5)                   $    14.21        $ 0.07      $  0.12        $  0.19       $ (0.05)       $ (0.56)      $ (0.61)
      2014                           12.47          0.07         1.83           1.90         (0.06)         (0.10)        (0.16)
      2013                            9.97          0.10         2.69           2.79         (0.08)         (0.21)        (0.29)
      2012(2)                        10.00          0.05        (0.08)(7)      (0.03)           --             --            --
  Retail Class Shares
      2015(5)                   $    14.16        $ 0.05      $  0.12        $  0.17       $ (0.01)       $ (0.56)      $ (0.57)
      2014                           12.44          0.03         1.83           1.86         (0.04)         (0.10)        (0.14)
      2013                            9.96          0.06         2.70           2.76         (0.07)         (0.21)        (0.28)
      2012(2)                         9.83          0.05         0.08           0.13            --             --            --
RiverPark Structural Alpha Fund
  Institutional Class Shares
      2015(5)                   $    10.50        $(0.10)     $  0.28        $  0.18       $    --        $ (0.41)      $ (0.41)
      2014                           10.12         (0.18)        0.73           0.55            --          (0.17)        (0.17)
      2013(3)                        10.00         (0.05)        0.17           0.12            --             --            --
  Retail Class Shares
      2015(5)                    $   10.47        $(0.11)     $  0.27        $  0.16       $    --        $ (0.41)      $ (0.41)
      2014                           10.12         (0.20)        0.72           0.52            --          (0.17)        (0.17)
      2013(3)                        10.00         (0.05)        0.17           0.12            --             --            --
RiverPark Strategic Income Fund
  Institutional Class Shares
      2015(5)                     $  10.26        $ 0.29      $ (0.18)       $  0.11       $ (0.32)       $ (0.01)      $ (0.33)
      2014(4)                        10.00          0.59         0.12(7)        0.71         (0.45)            --(14)     (0.45)
  Retail Class Shares
      2015(5)                     $  10.26        $ 0.27      $ (0.18)       $  0.09       $ (0.30)       $ (0.01)      $ (0.31)
      2014(4)                        10.00          0.55         0.14(7)        0.69         (0.43)            --(14)     (0.43)

+ Total return would have been lower had certain fees not been waived and/or expenses assumed by Adviser during the period.

++ Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or upon the redemption of Fund shares.

(1) Institutional Class shares commenced operations on March 30, 2012 and Retail Class Shares commenced operations on April 3, 2012. All ratios for the period have been annualized, except for the Total Return and Portfolio Turnover Rate.

(2) Institutional Class shares commenced operations on April 30, 2012 and Retail Class Shares commenced operations on May 4, 2012. All ratios for the period have been annualized, except for the Total Return and Portfolio Turnover Rate.

(3) Commenced operations on June 28, 2013. All ratios for the period have been annualized, except for the Total Return and Portfolio Turnover Rate.

(4) Commenced operations on September 30, 2013. All ratios for the period have been annualized, except for the Total Return and Portfolio Turnover Rate.

(5) Unless otherwise indicated, all ratios for the period have been annualized.

(6)  Per Share data was calculated using average shares for the period.

(7) Realized and unrealized gains and losses per share in this caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       28

------------------------------------------------------------------------------------------------------------------------------------
                                           Ratio of Net Expenses    Ratio of Total Expenses
                                           to Average Net Assets,   to Average Net Assets,       Ratio of Net
                            Net Assets,    Including Dividend       Including Dividend        Investment Income
Net Asset Value,  Total     End of         Expense and Stock       Expense and Stock Loan       (Loss) to            Portfolio
End of Period     Return++  Period (000)        Loan Fee                 Fee                  Average Net Assets    Turnover Rate
------------------------------------------------------------------------------------------------------------------------------------
$ 10.57           0.57%+    $   98,166       2.88%(11)                  2.89%                 (1.00)%                 21%
  10.51           4.06         107,276       3.22(10)(12)               3.16                  (1.99)                  59
  10.10           0.55+         26,686       3.46(9)                    3.60                  (2.22)                  56
  10.14           1.40+         19,994       3.49(8)                    4.12                  (2.61)                  20

$ 10.51           0.48%+    $   13,733       3.02%(11)                  3.04%                 (1.16)%                 21%
  10.46           3.77          16,194       3.37(10)(12)               3.29                  (2.03)                  59
  10.08           0.45+         72,410       3.61(9)                    3.71                  (2.32)                  56
  10.13           0.90+          4,302       3.68(8)                    4.18                  (2.78)                  20

$ 13.79           1.60%     $   57,826       1.25%(12)                  1.15%                  0.99%                  39%
  14.21          15.32          44,955       1.25(12)                   1.17                   0.48                   42
  12.47          28.54+         20,123       1.25                       1.52                   0.92                   66
   9.97          (0.30)+        16,899       1.25                       1.94                   1.28                   29

$ 13.76           1.46%     $   14,413       1.50%(12)                  1.48%                  0.69%                  39%
  14.16          15.03          22,802       1.50(12)                   1.52                   0.23                   42
  12.44          28.42+          8,533       1.50                       1.67                   0.54                   66
   9.96           1.32+            402       1.50                       1.99                   1.35                   29

$ 10.27           1.85%+    $    8,828       1.75%                      1.98%                 (1.93)%                  0%(13)
  10.50           5.46+          8,003       1.75                       2.22                  (1.72)                   0(13)
  10.12           1.20+          8,118       1.75                       2.99                  (1.73)                   0

$ 10.22           1.66%+    $    2,062       2.00%                      2.33%                 (2.23)%                  0%(13)
  10.47           5.16+            826       2.00                       2.56                  (1.97)                   0(13)
  10.12           1.20+            885       2.00                       3.32                  (1.98)                   0

$ 10.04           1.07%     $  280,746       0.91%                      0.91%                  5.70%                  27%
  10.26           7.16         205,825       0.91                       0.91                   5.67                   61

$ 10.04           0.95%     $  387,130       1.19%                      1.19%                  5.42%                  27%
  10.26           6.93         306,131       1.24                       1.24                   5.29                   61

(8) Dividend expense and stock loan fee totaled 1.64% of average net assets for the year ended September 30, 2012. Had these expenses not been included the ratios would have been 1.85% and 2.00%, respectively.

(9) Dividend expense and stock loan fee totaled 1.61% of average net assets for the year ended September 30, 2013. Had these expenses not been included the ratios would have been 1.85% and 2.00%, respectively.

(10) Dividend expense and stock loan fee totaled 1.37% of average net assets for the year ended September 30, 2014. Had these expenses not been included the ratios would have been 1.85% and 2.00%, respectively.

(11) Dividend expense and stock loan fee totaled 1.03% of average net assets for the period ended March 31, 2015. Had these expenses not been included the ratios would have been 1.85% and 2.00%, respectively.

(12) Ratios include previously waived investment advisory fees recovered.

(13) Note that the ratio is zero due to not having any long-term securities.

(14) Amount represents less than $0.01 per share.

    The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------
                                       29

Notes to Financial Statements
March 31, 2015 (Unaudited)
--------------------------------------------------------------------------------

1. Organization

RiverPark Funds Trust (the "Trust"), was formed on June 22, 2010 as an open-end registered management investment company under the Investment Act of 1940. As of March 31, 2015, the Trust was comprised of eight funds: the RiverPark Large Growth Fund, RiverPark/Wedgewood Fund, RiverPark Short Term High Yield Fund, RiverPark Long/Short Opportunity Fund, RiverPark/Gargoyle Hedged Value Fund, RiverPark Structural Alpha Fund, RiverPark Strategic Income Fund and the RiverPark Focused Value Fund (each a "Fund" and collectively the "Funds"). The investment objective of the RiverPark Large Growth Fund, RiverPark/Wedgewood Fund and RiverPark Focused Value Fund is to seek long term capital appreciation. The investment objective of the RiverPark Short Term High Yield Fund and RiverPark Strategic Income Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the RiverPark Long/Short Opportunity Fund is to seek long-term capital appreciation while managing downside volatility. The investment objective of the RiverPark/Gargoyle Hedged Value Fund is to seek long-term capital appreciation while exposing investors to less volatility than in a stand-alone stock portfolio. The investment objective of the RiverPark Structural Alpha Fund is to seek long-term capital appreciation while exposing investors to less risk than broad stock market indices. Each of the Funds is diversified with the exception of the RiverPark/Wedgewood Fund and RiverPark Focused Value Fund which are non-diversified. Each Fund is registered to offer Institutional Class Shares and Retail Class Shares. Each of the Funds, except the RiverPark Short Term High Yield Fund, has registered Class C Shares but they are not intended to be offered at this time. Each class differs as to ongoing fees. The RiverPark Focused Value Fund's date of inception is March 31, 2015. As of March 31, 2015, there has been no investment activity in the RiverPark Focused Value Fund. The RiverPark Short Term High Yield Fund was closed to new investors on June 21, 2013.

2. Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Valuation of Investments -- Securities listed on a national securities exchange or traded on the NASDAQ system are valued on their last sale price. Portfolio securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price on each business day for the New York Stock Exchange ("NYSE"). If there is no such reported sale on an exchange or NASDAQ, the portfolio security will be valued at the mean between the most recent quoted bid and asked price. Price information on listed securities is taken from the exchange where the security is primarily traded. Other equity securities and debt securities for which market quotations are readily available are valued at the mean between their bid and asked price, except that debt securities maturing within 60 days are valued on an amortized cost basis. Debt securities are valued according to the broadest and most representative market, which will ordinarily be over-the-counter. Debt securities may be valued based on prices provided by a pricing service when such prices are believed to reflect the fair value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined in good faith through consideration of other factors in accordance with procedures adopted by, and under the general supervision of, the Board of Trustees ("the Board").


--------------------------------------------------------------------------------
                                       30

                                                                       RIVERPARK
                                                                       FUNDS
--------------------------------------------------------------------------------

To the extent that a Fund invests in non-U.S. dollar denominated securities, the value of all assets and liabilities not denominated in United States dollars will be translated into United States dollars on the valuation date. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed well before the close of business on each day the NYSE is open for business (a "Business Day"). In addition, European or Far Eastern securities trading generally or in a particular country or countries may not take place on all Business Days in New York. Furthermore, trading takes place in various foreign markets on days which are not Business Days in New York and on which net asset value is not calculated. Such calculation does not take place contemporaneously with the determination of the prices of the majority of the portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in a Fund's calculation of net assets unless the Trustees deem that the particular event would materially affect net asset value, in which case an adjustment will be made.

In accordance with the authoritative guidance on fair value measurement and disclosure under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).

The three levels of the fair value hierarchy are described below:

o Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

o Level 2 -- Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, etc.); and

o Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For details of the investment classification, refer to the Schedules of Investments, Schedule of Securities Sold Short, Schedules of Open Options Purchased and Schedules of Open Options Written.

For the six month period ended March 31, 2015, there were no transfers between Level 1 and Level 2 assets and liabilities or between Level 2 and Level 3 assets and liabilities. It is the Funds' policy to recognize transfers into and out of Levels at the end of the reporting period.

For the six month period ended March 31, 2015, there were no significant changes to the Funds' fair value methodologies.





--------------------------------------------------------------------------------
                                       31

Notes to Financial Statements
March 31, 2015 (Unaudited)
--------------------------------------------------------------------------------

2. Summary of Significant Accounting Policies (continued)

Securities Sold Short -- As consistent with the RiverPark Long/Short Opportunity Fund's investment objectives, the Fund intends to sell securities short so long as, as a result of that sale, the current value of securities sold short by the Fund would not exceed 50% of the value of its gross assets (including the amounts borrowed) and 100% of the value of its net assets. A short sale is the sale by a fund of a security which it does not own in anticipation of purchasing the same security in the future. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends are shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a fee, which is shown as an expense for financial reporting purposes. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A realized gain, limited to the price at which the Fund sold the security short, or a realized loss, unlimited in size, will be recognized upon the close of a short sale.

Until the Fund closes its short position or replaces the borrowed security, the Fund will maintain a segregated account with its custodian containing marginable securities. The Fund may be required to add to the segregated account as the market price of a shorted security increases. As a result of maintaining and adding to its segregated account, the Fund may maintain higher levels of marginable assets (for example, long equity positions) for collateral needs thus reducing its overall managed assets available for trading purposes.

Written/Purchased Options -- Each of the Funds may purchase call and put options on securities to seek capital growth or for hedging purposes. Each Fund may also write and sell covered call and put options and purchase and write options on stock indices (such as the S&P 500 Index) listed on domestic or foreign securities exchanges or traded in the over-the-counter market for hedging purposes. Additionally, RiverPark Long/Short Opportunity Fund, RiverPark/Gargoyle Hedged Value Fund and RiverPark Structural Alpha Fund may sell uncovered call options on securities and stock indices.

The RiverPark Long/Short Opportunity Fund, RiverPark/Gargoyle Hedged Value Fund, RiverPark Structural Alpha Fund and RiverPark Strategic Income Fund may invest up to 50% of the value of their assets, represented by premiums paid, to purchase call and put options on securities and securities indices. The Funds may write covered call and put options on securities and securities indices, so long as the aggregate nominal value does not exceed 200% of the value of its assets. The RiverPark Structural Alpha Fund may purchase or sell options or option spreads, so long as the aggregate net notional value does not exceed 125%, and the gross notional value does not exceed 250% of the value of its assets.

An option on a security provides the purchaser, or "holder," with the right, but not the obligation, to purchase, in the case of a "call" option, or sell, in the case of a "put" option, the security or securities underlying the option, for a fixed exercise price up to a stated expiration date. The holder pays a nonrefundable purchase price for the option, known as the "premium." The maximum amount of risk the purchaser of the option assumes is equal to the premium plus related transaction costs, although the entire amount may be lost. The risk of the seller, or "writer," however, is potentially unlimited, unless the option is "covered," which is generally accomplished through the writer's ownership of the underlying security, in the case of a call option, or the writer's segregation of an amount of cash or securities equal to the exercise price, in the case of a put option. If the writer's obligation is not covered, it is subject to the risk of the full change in value of the underlying security from the time the option is written until exercise.


--------------------------------------------------------------------------------
                                       32

                                                                       RIVERPARK
                                                                       FUNDS
--------------------------------------------------------------------------------

Purchased and written equity and index options transactions entered into during the six month period ended March 31, 2015 are summarized as follows:

------------------------------------------------------------------------------------------------------------------------------------
RiverPark Long/Short Opportunity Fund                   Purchased Options                            Written Options
------------------------------------------------------------------------------------------------------------------------------------
                                             Number of Contracts         Cost         Number of Contracts          Premiums Received

Balance at the beginning of the period.            1,210             $ 1,844,346            1,217                     $ 1,476,813
Written                                               --                      --              319                          78,945
Purchased                                            796                 121,125               --                              --
Expired                                             (700)               (337,060)            (146)                       (131,849)
Executed.                                           (336)               (138,792)            (336)                        (55,512)
Closing buys                                          --                      --             (138)                        (40,608)
Sold                                                 (61)               (158,995)              --                              --
------------------------------------------------------------------------------------------------------------------------------------
Balance at the end of the period                     909             $ 1,330,624              916                     $ 1,327,789
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RiverPark/Gargoyle Hedged Value Fund                    Purchased Options                            Written Options
------------------------------------------------------------------------------------------------------------------------------------
                                             Number of Contracts         Cost      Number of Contracts          Premiums Received
------------------------------------------------------------------------------------------------------------------------------------
Balance at the beginning of the period                --             $        --              664                     $ 1,153,440
Written                                               --                      --            3,329                       8,136,800
Purchased                                             --                      --               --                              --
Expired                                               --                      --              (60)                       (138,568)
Closing buys                                          --                      --           (3,509)                     (8,128,000)
------------------------------------------------------------------------------------------------------------------------------------
Balance at the end of the period                      --             $        --              424                     $ 1,023,672
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
RiverPark Structural Alpha Fund                         Purchased Options                            Written Options
------------------------------------------------------------------------------------------------------------------------------------
                                             Number of Contracts         Cost      Number of Contracts          Premiums Received
------------------------------------------------------------------------------------------------------------------------------------
Balance at the beginning of the period               172             $   658,513              265                     $   512,598
Written                                               --                      --              376                         627,791
Purchased                                            242                 501,765               --                              --
Expired                                             (109)                (10,210)            (220)                       (395,677)
Executed.                                            (90)                (26,261)             (90)                         (9,308)
Closing buys                                          --                      --             (226)                       (249,826)
Sold                                                (169)               (564,370)              --                              --
------------------------------------------------------------------------------------------------------------------------------------
Balance at the end of the period                      46             $   559,437              105                     $   485,578
------------------------------------------------------------------------------------------------------------------------------------

Purchased and written options held as of March 31, 2015 are disclosed separately on the Statements of Assets and Liabilities. The realized and unrealized gain (loss) from options purchased and written options are disclosed separately on the Statements of Operations.

All written options and purchased options have equity risk exposure. Additionally, all written options and purchased options held as of March 31, 2015 are exchange-traded and therefore no right of offset exists.

Swap Agreements -- The Funds may invest in equity-linked securities, including, but not limited to, participation notes, certificates, and equity swaps. Equity-linked securities are privately issued securities whose investment results are designed to correspond generally to the performance of a specified stock index or "basket" of stocks, or a single stock. To the extent that the Funds invest in equity-linked securities whose return corresponds to the performance of a foreign security index or one or more foreign stocks, investing in equity-linked securities will involve risks similar to the risks of investing in foreign securities and subject to each Fund's restrictions on investments in foreign securities.


--------------------------------------------------------------------------------
                                       33

Notes to Financial Statements
March 31, 2015 (Unaudited)
--------------------------------------------------------------------------------

2. Summary of Significant Accounting Policies (continued)

Equity swaps allow the parties to a swap agreement to exchange the dividend income or other components of return on an equity investment (for example, a group of equity securities or an index) for a component of return on another non-equity or equity investment. An equity swap may be used by a Fund to invest in a market without owning or taking physical custody of securities in circumstances in which direct investment may be restricted for legal reasons or is otherwise deemed impractical or disadvantageous. Equity swaps may also be used for hedging purposes or to seek to increase total return. A Fund's ability to enter into certain swap transactions may be limited by tax considerations. The counterparty to an equity swap contract will typically be a bank, investment banking firm or broker/dealer.

Equity swap contracts may be structured in different ways. For example, a counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, the Fund may agree to pay to the counterparty a floating rate of interest on the notional amount of the equity swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on the equity swap contract should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount. In other cases, the counterparty and the Fund may each agree to pay the other the difference between the relative investment performances that would have been achieved if the notional amount of the equity swap contract had been invested in different stocks (or indices of stocks). A Fund will generally enter into equity swaps on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an equity swap contract or periodically during its term.

Equity swaps are derivatives and their value can be very volatile. Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the counterparty to an equity swap defaults, a Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive. Because some swap agreements have a leverage component, adverse changes in the value or level of the underlying asset, reference rate, or index can result in a loss substantially greater than the cost of the underlying asset without the use of leverage. In addition, the value of some components of an equity swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates. To the extent that the Adviser does not accurately analyze and predict the potential relative fluctuation of the components swapped with another party, a Fund may suffer a loss. Because equity swaps are normally illiquid, a Fund may be unable to terminate its obligations when desired. When entering into swap contracts, a Fund must "set aside" liquid assets, or engage in other appropriate measures to "cover" its obligation under the swap contract.

All swaps held by the RiverPark Long/Short Opportunity Fund during the six month period ended March 31, 2015 had equity risk exposure.

Swaps are marked-to-market daily and are valued at the unrealized appreciation or depreciation on the instrument based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statements of Operations. Net payments of interest are recorded as realized gains or losses. The total return swaps reset monthly, as such there was $0 unrealized appreciation (depreciation) as of March 31, 2015. The total return swaps that the RiverPark Long/Short Opportunity Fund transacts in are subject to a netting arrangement.


--------------------------------------------------------------------------------
                                       34

                                                                       RIVERPARK
                                                                       FUNDS
--------------------------------------------------------------------------------

During the six month period ended March 31, 2015, the RiverPark Long/Short Opportunity Fund purchased 33,536 swap contracts and closed 32,406 swap contracts for a realized gain of $556,163 with 192,498 swap contracts outstanding. This turnover is inclusive of monthly swap resets, swap expirations and swap transactions with the counterparty. The open swap contracts are collateralized by $1,000,000 in cash.

Futures and Options on Futures on Stock Indices -- The RiverPark Structural Alpha Fund intends to use futures and may use options on futures. The use of futures involves the risk that the futures contract may temporarily not correlate with the underlying index on which it is based. Additionally, futures contracts are leveraged vehicles where limited amounts of capital can expose the Fund to significant exposure to changes in the underlying index. Options on futures involve the risks associated with futures as well as the risks associated with using index options. When options are purchased over-the-counter, the Fund will bear the risk that the counterparty that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its positions. The options contracts are fully collateralized by securities pledged and $1,937,259 in cash.

Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument. Such unrealized is included as a component of the net assets on the Statement of Assets and Liabilities. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. As of March 31, 2015, the RiverPark Structural Alpha Fund has open futures contracts and during the six month period ended, all futures contracts held had equity risk exposure. For the six month period ended March 31, 2015, the total amount of all open futures contracts, as presented in the Schedule of Investments, are representative of the volume of activity during the period. The realized and unrealized gain (loss) from futures contracts are disclosed separately on the Statements of Operations. Additionally, all futures contracts held are exchange-traded and therefore no right of offset exists. In addition to collateral noted on the Schedule of Investments, the futures contracts are also collateralized by $658,939 in cash.

Master Limited Partnerships -- The Funds may invest in master limited partnerships ("MLPs"). MLPs are limited partnerships or limited liability companies, whose partnership units or limited liability interests are listed and traded on a U.S. securities exchange, and are treated as publicly traded partnerships for federal income tax purposes. To qualify to be treated as a partnership for tax purposes, an MLP must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the "Code"). These qualifying sources include activities such as the exploration, development, mining, production, processing, refining, transportation, storage and marketing of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. MLPs that are formed as limited liability companies generally have two analogous classes of owners, the managing member and the members. For purposes of this section, references to general partners also apply to managing members and references to limited partners also apply to members. The general partner is typically owned by a major energy company, an investment fund, the direct management of the MLP or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an equity interest of as much as 2% in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners own the remainder of the MLP through ownership of common units and have a limited role in the MLP's operations and management.

An investment in MLP units involves certain risks which differ from an investment in the securities of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. In addition, there are certain tax risks associated with an investment in MLP units and conflicts of interest exist between common unit holders and the general partner, including those arising from incentive distribution



--------------------------------------------------------------------------------
                                       35

Notes to Financial Statements
March 31, 2015 (Unaudited)
--------------------------------------------------------------------------------

2. Summary of Significant Accounting Policies (continued)

payments. As a partnership, an MLP has no tax liability at the entity level. If, as a result of a change in current law or a change in an MLP's business, an MLP were treated as a corporation for federal income tax purposes, such MLP would be obligated to pay federal income tax on its income at the corporate tax rate. If an MLP were classified as a corporation for federal income tax purposes, the amount of cash available for distribution by the MLP would be reduced and distributions received by investors would be taxed under federal income tax laws applicable to corporate dividends (as dividend income, return of capital, or capital gain). Therefore, treatment of an MLP as a corporation for federal income tax purposes would result in a reduction in the after-tax return to investors, likely causing a reduction in the value of the Funds' shares.

Investment Transactions -- Security transactions are accounted for on the trade date, the date the order to buy or sell is executed. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Discounts or premiums are accreted or amortized to interest income using the effective interest method. Interest income is recognized on the accrual basis from settlement date. Dividend income and expenses and other distributions are recorded on the ex-dividend date, except certain dividends and distributions from foreign securities which are recorded as soon as a Fund is informed after the ex-dividend date. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country's tax rules and rates. The ability of issuers of debt securities held by the Funds to meet their obligations may be affected by economic and political developments in a specific country or region.

Defaulted Investments -- Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses -- Expenses of the Trust that can be directly attributed to a particular Fund are borne by that Fund. Expenses which cannot be directly attributed to a Fund are apportioned among the Funds of the Trust based on the number of Funds and/or relative net assets.

Classes -- Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

Foreign Currency Translation -- The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund's do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statements of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.



--------------------------------------------------------------------------------
                                       36

                                                                       RIVERPARK
                                                                       FUNDS
--------------------------------------------------------------------------------

Forward Foreign Currency Exchange Contracts -- Each Fund may, but is not obligated to, enter into forward foreign currency exchange contracts ("forward contracts") in order to protect against uncertainty in the level of future foreign exchange rates in the purchases and sale of securities. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for commissions, they do realize a profit based on the difference between the price at which they are buying and selling various currencies. Although forward contracts are intended to minimize currency risk -- the risk of loss due to a decline in the value of the hedged currencies -- at the same time, they tend to limit any potential gain which might result should the value of such currencies increase. As of March 31, 2015, the RiverPark Strategic Income Fund held a forward contract. It is the Funds' policy to present the gross unrealized appreciation and gross unrealized depreciation of the forward contracts separately on the Statements of Assets and Liabilities as the Funds do not have a master netting agreement with the counterparty to the forward contracts. In accordance with this policy, unrealized appreciation and depreciation as of March 31, 2015 are presented in unrealized appreciation or unrealized depreciation on forward foreign currency contracts on the Statements of Assets and Liabilities. Realized and unrealized gains (losses) on forward contracts are disclosed separately on the Statements of Operations. For the six month period ended March 31, 2015, the total amount of open forward foreign currency contracts, as presented in the Schedules of Investments, are representative of the volume of activity for this derivative type during the period.

All forward foreign currency contracts held by the RiverPark Strategic Income Fund during the six month period ended March 31, 2015 had currency risk exposure.

Dividends and Distributions to Shareholders -- Dividends from net investment income are declared and paid to shareholders annually for the RiverPark Large Growth Fund, RiverPark/Wedgewood Fund, RiverPark Long/Short Opportunity Fund, RiverPark/Gargoyle Hedged Value Fund, RiverPark Structural Alpha Fund and RiverPark Focused Value Fund and declared and paid monthly for the RiverPark Short Term High Yield Fund and RiverPark Strategic Income Fund. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Income Taxes -- Each Fund intends to qualify or continue to qualify as a "regulated investment company" under Sub-chapter M of the Internal Revenue Code of 1986, as amended. If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and net capital gains to its shareholders.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is "more-likely-than not" (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management's conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last 3 tax year ends, as applicable), on-going analysis of, and changes to, tax laws, regulations and interpretations thereof.

As of and during the six month period ended March 31, 2015, the Funds did not have a tax liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any significant interest or penalties.



--------------------------------------------------------------------------------
                                       37

Notes to Financial Statements
March 31, 2015 (Unaudited)
--------------------------------------------------------------------------------

3. Agreements

Investment Advisory Agreement -- RiverPark Advisors, LLC ("RiverPark") serves as the Funds' investment adviser (the "Adviser"). For the services it provides to the Funds, the Adviser receives a fee, which is calculated daily and paid monthly at the following annual rate: 0.65% for the RiverPark Large Growth Fund, the RiverPark/Wedgewood Fund, the RiverPark Short Term High Yield Fund, the RiverPark Strategic Income Fund and the RiverPark Focused Value Fund, 1.50% for the RiverPark Long/Short Opportunity Fund, 0.90% for the RiverPark/Gargoyle Hedged Value Fund and 1.40% for the RiverPark Structural Alpha Fund.

The Adviser has agreed contractually to waive its fees and to absorb expenses of each Fund through January 31, 2016 to the extent necessary to ensure that ordinary operating expenses of each class (excluding interest, brokerage commissions, dividends on short sales and interest expense on securities sold short, acquired fund fees and expenses and extraordinary expenses) do not exceed, on an annual basis, 1.00% for the Institutional Class Shares and 1.25% for the Retail Class Shares of the Fund's average net assets for the RiverPark Large Growth Fund, the RiverPark/Wedgewood Fund, the RiverPark Short Term High Yield Fund, the RiverPark Strategic Income Fund and the RiverPark Focused Value Fund, 1.85% for the Institutional Class Shares and 2.00% for the Retail Class Shares of the Fund's average net assets for the RiverPark Long/ Short Opportunity Fund, 1.25% for the Institutional Class Shares and 1.50% for the Retail Class Shares of the Fund's average net assets for the RiverPark/Gargoyle Hedged Value Fund and 1.75% for the Institutional Class Shares and 2.00% for the Retail Class Shares of the Fund's average net assets for the RiverPark Structural Alpha Fund. The Funds have each agreed to repay the Adviser in the amount of any fees waived and Fund expenses absorbed, subject to the limitations that: (1) the reimbursement is made only for fees and expenses incurred not more than three years prior to the date of reimbursement; and (2) the reimbursement may not be made if it would cause the expense limitation in effect at the time the fees were waived or Fund expenses were absorbed, to be exceeded. This arrangement will remain in effect unless and until the Board approves its modification or termination.

The Adviser can recapture any fees it has waived within a three-year period subject to the applicable annual rate of 1.00% for the Institutional Class Shares and 1.25% for the Retail Class Shares for RiverPark Large Growth Fund, RiverPark/Wedgewood Fund, RiverPark Short Term High Yield Fund, RiverPark Strategic Income Fund and RiverPark Focused Value Fund. The Adviser can recapture any fees it has waived within a three-year period subject to the applicable annual rate of 1.85% for the Institutional Class Shares and 2.00% for the Retail Class Shares for RiverPark Long/Short Opportunity Fund. The Adviser can recapture any fees it has waived within a three-year period subject to the applicable annual rate of 1.25% for the Institutional Class Shares and 1.50% for the Retail Class Shares for RiverPark/Gargoyle Hedged Value Fund. The Adviser can recapture any fees it has waived within a three-year period subject to the applicable annual rate of 1.75% for the Institutional Class Shares and 2.00% for the Retail Class Shares for RiverPark Structural Alpha Fund.

As of March 31, 2015, the Adviser may in the future seek reimbursement of previously waived fees for the Funds as follows:

FUND                                       EXPIRING 2015      EXPIRING 2016      EXPIRING 2017      EXPIRING 2018      TOTAL
------------------------------------------------------------------------------------------------------------------------------------
RiverPark Large Growth Fund                $     78,316       $      46,319      $      5,674       $          --     $  130,309
RiverPark Long/Short Opportunity Fund                --              15,850               163               9,461         25,474
RiverPark/Gargoyle Hedged Value Fund                 --              44,673             5,819                  --         50,492
RiverPark Structural Alpha Fund                      --              23,416            46,217              12,230         81,863

For the six months ended March 31, 2015, the Adviser recaptured previously waived fees of $9,210 for the RiverPark Large Growth Fund, $3,479 for the RiverPark Long/Short Opportunity Fund and $29,027 for the RiverPark/Gargoyle Hedged Value Fund.



--------------------------------------------------------------------------------
                                       38

                                                                       RIVERPARK
                                                                       FUNDS
--------------------------------------------------------------------------------

RiverPark provides day-to-day portfolio management services to the RiverPark Large Growth Fund, RiverPark Long/Short Opportunity Fund, RiverPark Structural Alpha Fund and RiverPark Focused Value Fund and oversees the day-to-day portfolio management services provided by Wedgewood Partners, Inc. ("Wedgewood"), as sub-adviser to the RiverPark/Wedgewood Fund; Cohanzick Management, LLC ("Cohanzick"), as sub-adviser to the RiverPark Short Term High Yield Fund and the RiverPark Strategic Income Fund; and Gargoyle Investment Advisor LLC ("Gargoyle"), as sub-adviser to the RiverPark/Gargoyle Hedged Value Fund. With regard to the RiverPark Large Growth Fund, RiverPark Long/Short Opportunity Fund, RiverPark Structural Alpha Fund and RiverPark Focused Value Fund, the Adviser has discretion to purchase and sell securities in accordance with these Funds' objectives, policies, and restrictions. This investment discretion has been delegated by the Adviser to Wedgewood, Cohanzick and Gargoyle with regard to each respective Fund to which such parties serve as sub-adviser. The Adviser pays the sub-advisers a monthly fee based upon the net assets managed by such sub-adviser from the management fee paid to the Adviser pursuant to the Investment Advisory Agreement. The Funds are not responsible for the payment of the sub-advisory fees.

In consideration for an exchange of equity between RiverPark and Wedgewood in July 2013, RiverPark and Wedgewood are considered to be affiliates. For its services as sub-adviser to the RiverPark/Wedgewood Fund, Wedgewood is entitled to a fee to be paid from RiverPark's adviser fee, and such fee is calculated daily and paid monthly at an annual rate of 0.325% of RiverPark/Wedgewood Fund's average net assets in excess of $50,000,000.

Administrator, Custodian and Transfer Agent -- SEI Investments Global Funds Services (the "Administrator") serves as the Funds' administrator pursuant to an Administration Agreement under which the Administrator provides administrative and accounting services. For these services, the Administrator is paid an asset-based fee, which will vary depending on the number of share classes and average daily net assets of the Funds. For the six month period ended March 31, 2015, the Funds were charged $1,630,841 for these services.

Brown Brothers Harriman & Co. (the "Custodian") serves as the Funds' custodian pursuant to a Custodian Agreement. DST Systems, Inc. (the Transfer Agent") serves as the Funds' transfer agent pursuant to an Agency Agreement.

Distribution Agreement -- SEI Investments Distribution Co., a wholly-owned subsidiary of SEI Investments Company and an affiliate of the Administrator (the "Distributor") serves as the Funds' distributor pursuant to a Distribution Agreement.

The Trust has adopted a shareholder services plan under which a shareholder servicing fee may be paid at an annual rate of up to 0.25% of average daily net assets attributable to Retail Class Shares and Institutional Class Shares of the Funds to banks and their affiliates and other institutions, including broker-dealers, as compensation for providing non-distribution related shareholder services. Aggregate compensation for the Institutional Class Shares will not exceed on an annual basis 0.15% of the average daily net assets of such class. As of March 31, 2015, there were no shareholder servicing fees charged to Institutional Class Shares.

The Trust has adopted an administrative services plan under which each Fund may pay a non-distribution related administrative services fee at an annual rate of up to 0.20% (currently set at 0.15%) and 0.15% of the average daily net assets of the Retail Class Shares and Institutional Class Shares, respectively, to financial institutions, retirement plans, broker-dealers, depository institutions, institutional shareholders of record, registered investment advisers and other financial intermediaries and various brokerage firms or other industry recognized service providers of fund supermarkets or similar programs who provide administrative, recordkeeping and support servicing to their customers.



--------------------------------------------------------------------------------
                                       39

Notes to Financial Statements
March 31, 2015 (Unaudited)
--------------------------------------------------------------------------------

3. Agreements (continued)

Other -- Certain officers and Trustees of the Trust are also officers of the Adviser and the Administrator. Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Funds as incurred. The services include regulatory oversight of the Trust's Adviser, sub-advisers and service providers as required by SEC regulations.

4. Investment Transactions

The cost of security purchases and proceeds from security sales and maturities, other than short-term investments, short sales, purchases to cover, written and purchased options, and short-term securities for the six month period ended March 31, 2015, were as follows:


                                                            PROCEEDS FROM SALES
FUND                                     PURCHASES (000)    AND MATURITIES (000)
--------------------------------------------------------------------------------
RiverPark Large Growth Fund              $      15,216         $     11,193
RiverPark/Wedgewood Fund                       272,608              243,985
RiverPark Short Term High Yield Fund           442,769              123,516
RiverPark Long/Short Opportunity Fund           23,819               41,377
RiverPark/Gargoyle Hedged Value Fund            30,117               28,614
RiverPark Structural Alpha Fund                    882                  918
RiverPark Strategic Income Fund                244,360               91,586
RiverPark Focused Value Fund                        --                   --


There were no purchases or sales of long-term U.S. Government securities for the six month period ended March 31, 2015.

5. Federal Tax Information

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital as appropriate, in the period that the difference arises.

--------------------------------------------------------------------------------
                                       40

                                                                       RIVERPARK
                                                                       FUNDS
--------------------------------------------------------------------------------

The tax character of dividends and distributions declared during the last two years or periods ended September 30, 2014, was as follows (000):


                                                                          Long-Term
FUND                                            Ordinary Income           Capital Gain               Total
------------------------------------------------------------------------------------------------------------------
RiverPark Large Growth Fund
  2014                                          $      204                $     96               $      300
  2013                                                  69                      44                      113
RiverPark/Wedgewood Fund
  2014                                               5,539                  13,987                   19,526
  2013                                               1,598                      --                    1,598
RiverPark Short Term High Yield Fund
  2014                                              33,765                      --                   33,765
  2013                                              18,265                      --                   18,265
RiverPark Long/Short Opportunity Fund
  2013                                                 161                      86                      247
RiverPark/Gargoyle Hedged Value Fund
  2014                                                 254                     199                      453
  2013                                                 296                     227                      523
RiverPark Structural Alpha Fund
  2014                                                  20                     138                      158
RiverPark Strategic Income Fund
  2014                                              12,621                      --                   12,621

As of September 30, 2014 the components of distributable earnings/(accumulated losses) on a tax basis were as follows (000):



                                                Undistributed      Undistributed
                                                  Ordinary          Long-Term         Capital Loss       Post-October
                                                   Income          Capital Gain       Carryforwards        Losses
                                      ----------------------------------------------------------------------------------------------
RiverPark Large Growth Fund                      $    858            $    769         $      --         $      --
RiverPark/Wedgewood Fund                           31,640              55,325                --                --
RiverPark Short Term High Yield Fund                   38                  --                --              (894)
RiverPark Long/Short Opportunity Fund                  --                  --            (2,117)           (1,404)
RiverPark/Gargoyle Hedged Value Fund                  180               3,074                --                --
RiverPark Structural Alpha Fund                        79                 298                --                --
RiverPark Strategic Income Fund                     1,548                  --                --                --




                                                                                                          Total
                                                                                                       Distributable
                                                                     Unrealized         Other             Earnings
                                                  Late-Year         Appreciation      Temporary         (Accumulated
                                                Loss Deferral      (Depreciation)    Differences          Losses)
                                      ----------------------------------------------------------------------------------------------
RiverPark Large Growth Fund                      $      --         $    9,535        $       --        $    11,162
RiverPark/Wedgewood Fund                                --            259,989                --            346,954
RiverPark Short Term High Yield Fund                    --             (4,385)               --             (5,241)
RiverPark Long/Short Opportunity Fund               (2,084)            14,893            (1,902)             7,386
RiverPark/Gargoyle Hedged Value Fund                    --              8,975              (657)            11,572
RiverPark Structural Alpha Fund                         --                 58                --                435
RiverPark Strategic Income Fund                         --             (3,817)              (10)            (2,279)

Post-October losses represent losses realized on investment transactions from November 1, 2013, through September 30, 2014, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

Deferred late-year losses represent ordinary losses realized on investment transactions from January 1, 2014 through September 30, 2014 and specified losses realized on investment transactions from November 1, 2013 through September 30, 2014. The RiverPark Long/Short Opportunity Fund elects to defer the late-year loss and to treat it as having arisen in the following fiscal year.


--------------------------------------------------------------------------------
                                       41

Notes to Financial Statements
March 31, 2015 (Unaudited)
--------------------------------------------------------------------------------

5. Federal Tax Information (continued)

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years are required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, preenactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Capital loss carryforwards under the new provisions are as follows (000):


FUND                                   SHORT TERM LOSS   LONG TERM LOSS    TOTAL
--------------------------------------------------------------------------------
RiverPark Long/Short Opportunity Fund     $ 2,117            $ --        $ 2,117


During the year ended September 30, 2014, the RiverPark Short Term High Yield Fund utilized capital loss carryforwards to offset capital gains as follows
(000):

FUND
--------------------------------------------------------------------------------
RiverPark Short Term High Yield Fund                         $ 112

The federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds, excluding securities sold short and purchased and written options, at March 31, 2015, were as follows (000):

                                                                     AGGREGATE             AGGREGATE
                                                                       GROSS                 GROSS              NET UNREALIZED
                                               FEDERAL TAX           UNREALIZED            UNREALIZED           APPRECIATION
FUND                                              COST              APPRECIATION          DEPRECIATION         (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
RiverPark Large Growth Fund                   $    61,577          $    13,026          $    (2,882)            $   10,144
RiverPark/Wedgewood Fund                        1,716,883              394,206              (67,871)               326,335
RiverPark Short Term High Yield Fund              951,788                1,045               (7,170)                (6,125)
RiverPark Long/Short Opportunity Fund              96,198               24,606               (4,686)                19,920
RiverPark/Gargoyle Hedged Value Fund               66,501               11,536               (4,990)                 6,546
RiverPark Structural Alpha Fund                     7,969                   --                   --                     --
RiverPark Strategic Income Fund                   678,286                4,389              (13,818)                (9,429)
RiverPark Focused Value Fund                        6,022                   --                   --                     --

6. Risks

The RiverPark Short Term High Yield Fund and RiverPark Strategic Income Fund invest a significant portion of their assets in fixed income securities. Fixed income securities are subject to credit risk and market risk, including interest rate risk. Credit risk is the risk of the issuer's inability to meet its principal and interest payment obligations. Market risk is the risk of price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. The prices of securities in general and fixed-income securities in particular tend to be sensitive to interest rate fluctuations. Unexpected fluctuations in interest rates can result in significant changes in the prices of fixed-income securities.


--------------------------------------------------------------------------------
                                       42

                                                                       RIVERPARK
                                                                       FUNDS
--------------------------------------------------------------------------------

The RiverPark Short Term High Yield Fund and RiverPark Strategic Income Fund invest in fixed-income instruments which are or are deemed to be the equivalent in terms of quality to securities rated below investment grade by Moody's Investors Service, Inc. and Standard & Poor's Corporation and accordingly involve greater risk. Such securities are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations and involve major risk to adverse conditions. These securities offer higher returns than bonds with higher ratings as compensation for holding an obligation of an issuer perceived to be less creditworthy. Changes in economic conditions or developments regarding issuers of non-investment grade debt securities are more likely to cause price volatility and weaken the capacity of such issuers to make principal and interest payments than is the case for higher grade debt securities. In addition, the market for lower grade debt securities may be thinner and less active than for higher grade debt securities.

The RiverPark Short Term High Yield Fund and RiverPark Strategic Income Fund invest principally in high-yield securities. Such securities are generally not exchange-traded and, as a result, these instruments trade in a smaller secondary market than exchange-traded bonds. In addition, the Funds invest in bonds of issuers that do not have publicly traded equity securities, making it more difficult to hedge the risks associated with such investments. High-yield securities that are below investment grade or unrated face ongoing uncertainties and exposure to adverse business, financial or economic conditions which could lead to the issuer's inability to meet timely interest and principal payments.

The RiverPark Short Term High Yield Fund and RiverPark Strategic Income Fund may invest in securities of companies that are experiencing significant financial or business difficulties, including companies involved in bankruptcy or other reorganization and liquidation proceedings. Although such investments may result in significant returns to the Funds, they involve a substantial degree of risk.

The RiverPark Long/Short Opportunity Fund is exposed to the risks of using leverage and short sales. The RiverPark Long/Short Opportunity Fund may use leverage. Leverage is the practice of borrowing money to purchase securities. These investment practices involve special risks. Leverage can increase the investment returns of the RiverPark Long/Short Opportunity Fund if the securities purchased increase in value in an amount exceeding the cost of the borrowing. However, if the securities decrease in value, the RiverPark Long/Short Opportunity Fund will suffer a greater loss than would have resulted without the use of leverage. A short sale is the sale by the RiverPark Long/Short Opportunity Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position. A short sale will be successful if the price of the shorted security decreases. However, if the underlying security goes up in price during the period in which the short position is outstanding, the RiverPark Long/Short Opportunity Fund will recognize a loss. The risk on a short sale is unlimited because the RiverPark Long/Short Opportunity Fund must buy the shorted security at the higher price to complete the transaction. Therefore, short sales may be subject to greater risks than investments in long positions. With a long position, the maximum sustainable loss is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security.

The RiverPark Long/Short Opportunity Fund, RiverPark/Gargoyle Hedged Value Fund and RiverPark Structural Alpha Fund are able to invest in options which expose investors to the risks inherent in trading options. These risks include, but are not limited to, volatile movements in the price of the underlying instrument and misjudgments as to the future prices of the options and/or the underlying instrument. Increased option volatility can increase both the profit potential and the risk associated with a fund's trading. While volatility can be monitored and reacted to, there is no cost-effective means of hedging against market volatility.



--------------------------------------------------------------------------------
                                       43

Notes to Financial Statements
March 31, 2015 (Unaudited)
--------------------------------------------------------------------------------

6. Risks (continued)

Selling options creates additional risks. The seller of a "naked" call option (or the seller of a put option who has a short position in the underlying instrument) is subject to the risk of a rise in the price in the underlying instrument above the strike price, which risk is reduced only by the premium received for selling the option. In exchange for the proceeds received from selling the call option (in lieu of an outright short position), the option seller gives up (or will not participate in) all of the potential gain resulting from a decrease in the price of the underlying instrument below the strike price prior to expiration of the option.

The seller of a "naked" put option (or the seller of a call option who has a long position in the underlying instrument) is subject to the risk of a decline in price of the underlying instrument below the strike price, which risk is reduced only by the proceeds received from selling the option. In exchange for the premium received for selling the put option (in lieu of an outright long position), the option seller gives up (or will not participate in) all of the potential gain resulting from an increase in the price of the underlying instrument above the strike price prior to the expiration of the option. Due to the inherent leveraged nature of options, a relatively small adverse move in the price of the underlying instrument may result in immediate and substantial losses to a Fund.

The RiverPark Long/Short Opportunity Fund invests in swaps. The use of swaps is a highly specialized activity that involves investment techniques, risk analyses and tax planning different from those associated with ordinary portfolio securities transactions. These transactions can result in sizeable realized and unrealized capital gains and losses relative to the gains and losses from the Fund's direct investments in the reference assets and short sales. Transactions in swaps can involve greater risks than if the RiverPark Long/Short Opportunity Fund had invested directly in the reference asset because, in addition to general market risks, swaps are also subject to illiquidity risk, counterparty risk, credit risk and valuation risk. Because they are two-party contracts and because they may have terms of greater than seven days, swap transactions may be considered to be illiquid. Moreover, the Fund bears the risk of loss of the amount expected to be received under a swap in the event of the default or bankruptcy of the swap counterparty. Some swaps may be complex and valued subjectively. Swaps may also be subject to pricing or "basis" risk, which exists when a particular swap becomes extraordinarily expensive relative to historical prices or the price of corresponding cash market instruments. Under certain market conditions it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity. The prices of swaps can be very volatile, and a variance in the degree of volatility or in the direction of the price of the reference asset from the expectations may produce significant losses in the Fund's investments in swaps. In addition, a perfect correlation between a swap and an investment position may be impossible to achieve. As a result, the Fund's use of swaps may not be effective in fulfilling the Fund's investment strategies and may contribute to losses that would not have been incurred otherwise. As a registered investment company, the Fund must "set aside" liquid assets (often referred to as "asset segregation"), or engage in other approved measures to "cover" open positions with respect to certain kinds of derivatives instruments. The Fund reserves the right to modify its asset segregation policies in the future to comply with any changes in the SEC's positions regarding asset segregation.

The RiverPark Long/Short Opportunity Fund is exposed to counterparty credit risk through its investment in swap contracts. The RiverPark Long/Short Opportunity Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of default or bankruptcy of the counterparty, or if the counterparty fails to honor its obligations. The RiverPark Long/Short Opportunity Fund has entered into swap agreements with a single counterparty (Goldman Sachs International), focusing its exposure to the counterparty credit risk of that single counterparty. Further, the swap counterparty's obligation to the RiverPark Long/Short Opportunity Fund likely will not be collateralized. The RiverPark Long/Short Opportunity Fund settles swap agreements at least monthly.





--------------------------------------------------------------------------------
                                       44

                                                                       RIVERPARK
                                                                       FUNDS
--------------------------------------------------------------------------------

7. Other

On March 31, 2015, the Funds had the following concentrations of shareholders holding 10% or more of the outstanding shares of the Funds. These represent omnibus shareholder accounts comprised of one or many individual shareholders.

FUND
--------------------------------------------------------------------------------
RiverPark Large Growth Fund
  Institutional Class Shares                                                 70%
  Retail Class Shares                                                        92%
RiverPark/Wedgewood Fund
  Institutional Class Shares                                                 48%
  Retail Class Shares                                                        77%
RiverPark Short Term High Yield Fund
  Institutional Class Shares                                                 67%
  Retail Class Shares                                                        86%
RiverPark Long/Short Opportunity Fund
  Institutional Class Shares                                                 80%
  Retail Class Shares                                                        72%
RiverPark/Gargoyle Hedged Value Fund
  Institutional Class Shares                                                 37%
  Retail Class Shares                                                        76%
RiverPark Structural Alpha Fund
  Institutional Class Shares                                                 39%
  Retail Class Shares                                                        95%
RiverPark Strategic Income Fund
  Institutional Class Shares                                                 70%
  Retail Class Shares                                                        87%
RiverPark Focused Value Fund
  Institutional Class Shares                                                 80%
  Retail Class Shares                                                       100%

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust's maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

8. Subsequent Events

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. On March 20, 2015, the Board of Trustees approved, subject to shareholder approval, the proposed reorganization of the RiverPark/Gargoyle Hedged Value Fund ("RiverPark/Gargoyle") with and into the TCW/Gargoyle Hedged Value Fund, a series of TCW Alternative Funds. On April 10, 2015, the TCW Alternative Funds registration of I Class and N Class shares of the TCW/Gargoyle Hedged Value Fund (the "TCW Fund") was declared effective. The TCW Fund was created to be substantially similar to RiverPark/Gargoyle from an investment perspective. On June 26, 2015, shareholders of RiverPark/Gargoyle will be asked to vote on the approval of an Agreement and Plan of Reorganization ("Reorganization") providing for the transfer of all of the assets of RiverPark/Gargoyle to,


--------------------------------------------------------------------------------
                                       45

Notes to Financial Statements
March 31, 2015 (Unaudited)
--------------------------------------------------------------------------------

8. Subsequent Events (continued)

and the assumption of all liabilities of RiverPark/Gargoyle by, the TCW Fund, in exchange for shares of the TCW Fund, which would be distributed by RiverPark/Gargoyle to its shareholders pro rata, based on the net assets of the holders' respective RiverPark/Gargoyle shares, in complete liquidation of RiverPark/Gargoyle. Shareholders of RiverPark/Gargoyle will receive shares of the TCW Fund equal in value to the shares of RiverPark/Gargoyle held by the shareholders prior to the Reorganization. The effect of the Reorganization is that RiverPark/Gargoyle shareholders will become shareholders of the TCW Fund. The Reorganization will shift management oversight responsibility for RiverPark/Gargoyle to TCW Investment Management Company while retaining Gargoyle Investment Advisor, LLC, as the sub-adviser, and the current RiverPark/Gargoyle portfolio managers as the portfolio managers of the TCW Fund. The Reorganization is intended to qualify as a tax-free transaction for federal income tax purposes.



--------------------------------------------------------------------------------
                                       46

                                                                       RIVERPARK
DISCLOSURE OF FUND EXPENSES (UNAUDITED)                                FUNDS
--------------------------------------------------------------------------------

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's costs in two ways.

o Actual Fund Return. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

o Hypothetical 5% Return. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes -- NOT your Fund's actual return--the account values shown may not apply to your specific investment.



--------------------------------------------------------------------------------
                                       47

                                                                       RIVERPARK
DISCLOSURE OF FUND EXPENSES (UNAUDITED)(CONTINUED)                     FUNDS
--------------------------------------------------------------------------------

                                                                                             ENDING          NET         EXPENSES
                                                                          BEGINNING         ACCOUNT       ANNUALIZED       PAID
                                                                         ACCOUNT VALUE       VALUE         EXPENSE        DURING
                                                                           10/1/14          3/31/15         RATIOS        PERIOD*
------------------------------------------------------------------------------------------------------------------------------------
RiverPark Large Growth Fund -- Institutional Class Shares
     Actual Fund Return                                                   $1,000.00         $1,038.40         1.00%       $  5.08
     Hypothetical 5% Return                                                1,000.00          1,019.95         1.00           5.04
------------------------------------------------------------------------------------------------------------------------------------
RiverPark Large Growth Fund -- Retail Class Shares
     Actual Fund Return                                                    1,000.00          1,037.50         1.25           6.35
     Hypothetical 5% Return                                                1,000.00          1,018.70         1.25           6.29
------------------------------------------------------------------------------------------------------------------------------------
RiverPark/Wedgewood Fund -- Institutional Class Shares
     Actual Fund Return                                                    1,000.00          1,059.90         0.86           4.42
     Hypothetical 5% Return                                                1,000.00          1,020.64         0.86           4.33
------------------------------------------------------------------------------------------------------------------------------------
RiverPark/Wedgewood Fund -- Retail Class Shares
     Actual Fund Return                                                    1,000.00          1,058.30         1.17           6.00
     Hypothetical 5% Return                                                1,000.00          1,019.10         1.17           5.89
------------------------------------------------------------------------------------------------------------------------------------
RiverPark Short Term High Yield Fund -- Institutional Class Shares
     Actual Fund Return                                                    1,000.00          1,014.80         0.88           4.42
     Hypothetical 5% Return                                                1,000.00          1,020.54         0.88           4.43
------------------------------------------------------------------------------------------------------------------------------------
RiverPark Short Term High Yield Fund -- Retail Class Shares
     Actual Fund Return                                                    1,000.00          1,013.50         1.18           5.92
     Hypothetical 5% Return                                                1,000.00          1,019.05         1.18           5.94
------------------------------------------------------------------------------------------------------------------------------------
RiverPark Long/Short Opportunity Fund -- Institutional Class Shares
     Actual Fund Return                                                    1,000.00          1,005.70         2.88+         14.40
     Hypothetical 5% Return                                                1,000.00          1,010.57         2.88          14.44
------------------------------------------------------------------------------------------------------------------------------------
RiverPark Long/Short Opportunity Fund -- Retail Class Shares
     Actual Fund Return                                                    1,000.00          1,004.80         3.02+         15.09
     Hypothetical 5% Return                                                1,000.00          1,009.87         3.02          15.13
------------------------------------------------------------------------------------------------------------------------------------
RiverPark/Gargoyle Hedged Value Fund -- Institutional Class Shares
     Actual Fund Return                                                    1,000.00          1,016.00         1.25           6.28
     Hypothetical 5% Return                                                1,000.00          1,018.70         1.25           6.29
------------------------------------------------------------------------------------------------------------------------------------
RiverPark/Gargoyle Hedged Value Fund -- Retail Class Shares
     Actual Fund Return                                                    1,000.00          1,014.60         1.50           7.53
     Hypothetical 5% Return                                                1,000.00          1,017.45         1.50           7.54
------------------------------------------------------------------------------------------------------------------------------------
RiverPark Structural Alpha Fund -- Institutional Class Shares
     Actual Fund Return                                                    1,000.00          1,018.50         1.75           8.81
     Hypothetical 5% Return                                                1,000.00          1,016.21         1.75           8.80
------------------------------------------------------------------------------------------------------------------------------------
RiverPark Structural Alpha Fund -- Retail Class Shares
     Actual Fund Return                                                    1,000.00          1,016.60         2.00          10.06
     Hypothetical 5% Return                                                1,000.00          1,014.96         2.00          10.05
------------------------------------------------------------------------------------------------------------------------------------
RiverPark Strategic Income Fund -- Institutional Class Shares
     Actual Fund Return                                                    1,000.00          1,010.70         0.91           4.56
     Hypothetical 5% Return                                                1,000.00          1,020.39         0.91           4.58
------------------------------------------------------------------------------------------------------------------------------------
RiverPark Strategic Income Fund -- Retail Class Shares
     Actual Fund Return                                                    1,000.00          1,009.50         1.19           5.96
     Hypothetical 5% Return                                                1,000.00          1,019.00         1.19           5.99
------------------------------------------------------------------------------------------------------------------------------------


* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

+ The annualized expense ratios include dividend expense and stock loan fees incurred during the six month period.




--------------------------------------------------------------------------------
                                       48

                                                                       RIVERPARK
                                                                       FUNDS
--------------------------------------------------------------------------------

APPROVAL OF THE INVESTMENT ADVISORY AND INVESTMENT SUB-ADVISORY AGREEMENTS

At an in-person meeting (the "Meeting") of the Board of Trustees (the "Trustees" or the "Board") of RiverPark Funds Trust (the "Trust"), held on February 12, 2015, the Board, including the Trustees who are not "interested persons" (the "Independent Trustees") as defined by the Investment Company Act of 1940, as amended (the "1940 Act"), approved a new Investment Advisory Agreement (the "Advisory Agreement") between RiverPark Advisors, LLC (the "Adviser") and the RiverPark Focused Value Fund (the "Focused Value Fund").

In considering the approval of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusion with respect to the Advisory Agreement.

RiverPark Focused Value Fund -- Adviser: RiverPark Advisors, LLC ("RiverPark")

Nature, Extent and Quality of Service. The Trustees noted that the Adviser will provide portfolio management services, trading, accounting, compliance and marketing services to the Focused Value Fund. The Board further noted that the Adviser will directly manage the Focused Value Fund along with the Large Growth Fund, Long/Short Fund, and the Structural Alpha Fund. The Board reviewed the background information on the key investment personnel who will be responsible for servicing the Focused Value Fund and was satisfied with their experience. The Board next discussed the Adviser's investment processes for the Focused Value Fund. The Trustees reviewed the risks associated with providing investment advisory services to the Focused Value Fund and the steps being taken by the Adviser to mitigate these risks. The Board recognized and was comfortable with the Adviser's approach to mitigating investment risk by thoroughly researching investments and diversifying each portfolio with many holdings. The Board concluded that the Adviser will provide a high level quality of service to the Focused Value Fund for the benefit of the Fund's shareholders.

Performance. The Board discussed the performance of the other Funds in the Trust that the Adviser manages and believes that based on the strategy presented for the Focused Value Fund, the Fund should have reasonable performance once it goes effective.

Fees and Expenses. The Trustees discussed the proposed advisory fees to be paid by the Focused Value Fund. The Trustees agreed that the advisory fee structure was fair and competitive in comparison to other mutual funds as well as other accounts managed by the Adviser. After discussion the Trustees, concluded that the advisory fees were reasonable with respect to the Focused Value Fund.

Economies of Scale. The Trustees considered the economies of scale and noted that the Adviser agreed with the Board that they should consider breakpoints when asset levels for the Focused Value Fund reach specific levels. After discussion, the Board agreed that economies of scale will not be reached at the initial launch of the Focused Value Fund, however, the matter would be revisited in the future as the Fund's size increases.

Profitability. The Trustees reviewed the Adviser's financial statements. The Board recognized that the Adviser was generally profitable for the year ended December 31, 2013 and as of August, 2014. The Trustees concluded that the Adviser's profitability was reasonable with respect to each Fund currently in the Trust.

Conclusion. Having requested and received such information from the Adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the fee structure is reasonable and that approval of the advisory agreement is in the best interests of the shareholders.




--------------------------------------------------------------------------------
                                       49

                               INVESTMENT ADVISER
                            RiverPark Advisors, LLC
                        156 West 56th Street, 17th Floor
                            New York, New York 10019

                                   CUSTODIAN
                         Brown Brothers Harriman & Co.
                                40 Water Street
                          Boston, Massachusetts 02109

                                 PRIME BROKERS:
                              Goldman Sachs & Co.
                           200 West Street, 3rd Floor
                               New York, NY 10282

                       Credit Suisse Securities (USA) LLC
                      300 Conshohocken State Rd -- Ste 600
                          West Conshohocken, PA 19428

                            Interactive Brokers LLC
                            209 South LaSalle Street
                                   Suite 1000
                               Chicago, IL 60604

                                 TRANSFER AGENT
                               DST Systems, Inc.
                        333 West 11th Street, 5th Floor
                          Kansas City, Missouri 64105

                                 ADMINISTRATOR
                     SEI Investments Global Funds Services
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                        Cohen Fund Audit Services, Ltd.
                          1350 Euclid Ave., Suite 800
                             Cleveland, Ohio 44115

                                  DISTRIBUTOR
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                            Oaks, Pennsylvania 19456

                                  FUND COUNSEL
                                 Blank Rome LLP
                              405 Lexington Avenue
                         New York, New York 10174-0208


This information must be preceded or accompanied by a current prospectus for the Trust.

                                                                 RPF-SA-001-0500

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               RiverPark Funds Trust


By (Signature and Title)*                  /s/ Morty Schaja
                                           -------------------------------------
                                           Morty Schaja
                                           President

Date: June 5, 2015





Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Morty Schaja
                                           -------------------------------------
                                           Morty Schaja
                                           President

Date: June 5, 2015


By (Signature and Title)*                  /s/ Rami Abdel-Rahman
                                           -------------------------------------
                                           Rami Abdel-Rahman
                                           Chief Financial Officer and Treasurer

Date: June 5, 2015

* Print the name and title of each signing officer under his or her signature.